BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust
(a)
Series 2003-OP1, Class A2, (1-mo. LIBOR
USD at 0.72% Floor + 0.72%), 5.57%,
12/25/33 .................... USD 115 $ 104,361
Series 2007-HE4, Class A2A, (1-mo. LIBOR
USD at 0.26% Floor + 0.26%), 5.11%,
05/25/37 .................... 87 15,044
Ajax Mortgage Loan Trust
(b)
Series 2018-A, Class B, 0.00%, 04/25/58 3 2,502
Series 2018-B, Class B, 0.00%, 02/26/57 6 5,137
Series 2018-E, Class C, 0.00%, 06/25/58
(a)
—
(c)
125
Series 2018-F, Class C, 0.00%, 11/25/58 . 10 6,578
Allegro CLO II-S Ltd., Series 2014-1RA, Class
A1, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.90%, 10/21/28
(a)(b)
......... 356 352,968
Allegro CLO VII Ltd., Series 2018-1A, Class
A, (3-mo. LIBOR USD at 1.10% Floor +
1.10%), 5.89%, 06/13/31
(a)(b)
......... 250 246,029
American Homes 4 Rent Trust, Series 2014-
SFR3, Class A, 3.68%, 12/17/36
(b)
..... 169 165,366
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 5.85%, 01/28/31
(a)(b)
.... 245 241,761
Anchorage Capital CLO 5-R Ltd.
(a)(b)
Series 2014-5RA, Class B, (3-mo. LIBOR
USD at 1.45% Floor + 1.45%), 6.24%,
01/15/30 .................... 500 491,347
Series 2014-5RA, Class C, (3-mo. LIBOR
USD at 1.85% Floor + 1.85%), 6.64%,
01/15/30 .................... 250 242,728
Anchorage Capital CLO Ltd.
(a)(b)
Series 2013-1A, Class A1R, (3-mo. LIBOR
USD + 1.25%), 6.06%, 10/13/30 .... 250 247,756
Series 2018-1RA, Class A1, (3-mo. LIBOR
USD at 0.99% Floor + 0.99%), 5.81%,
04/13/31 .................... 310 306,442
Apidos CLO XII, Series 2013-12A, Class
AR, (3-mo. LIBOR USD at 1.08% Floor +
1.08%), 5.87%, 04/15/31
(a)(b)
......... 2,500 2,471,579
Apidos CLO XV, Series 2013-15A, Class
A1RR, (3-mo. LIBOR USD at 1.01% Floor +
1.01%), 5.82%, 04/20/31
(a)(b)
......... 500 494,894
Apidos CLO XXIV, Series 2016-24A, Class
A1AL, (3-mo. LIBOR USD at 0.95% Floor +
0.95%), 5.76%, 10/20/30
(a)(b)
......... 350 345,107
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (3-mo. LIBOR USD + 1.17%), 5.96%,
10/15/30
(a)(b)
.................... 250 247,721
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (1-mo. LIBOR USD at 0.48%
Floor + 0.48%), 5.33%, 05/25/35
(a)
..... 33 28,693
BankAmerica Manufactured Housing Contract
Trust, Series 1998-2, Class B1, 7.33%,
12/10/25
(a)
..................... 300 60,942
Barings CLO Ltd.
(a)(b)
Series 2015-2A, Class AR, (3-mo. LIBOR
USD at 1.19% Floor + 1.19%), 6.00%,
10/20/30 .................... 253 250,079
Series 2016-2A, Class AR2, (3-mo. LIBOR
USD at 1.07% Floor + 1.07%), 5.88%,
01/20/32 .................... 260 256,234
Bayview Financial Revolving Asset Trust
(a)(b)
Series 2004-B, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.83%,
05/28/39 .................... 69 55,044
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2005-A, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.83%,
02/28/40 .................... USD 89 $ 76,460
Series 2005-E, Class A1, (1-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.83%,
12/28/40 .................... 26 25,874
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%, 06/15/30 40 5,204
Series 2000-A, Class A3, 7.83%, 06/15/30 37 4,995
Series 2000-A, Class A4, 8.29%, 06/15/30 27 3,827
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2007-FS1, Class 1A3, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
05/25/35 .................... 9 8,777
Series 2007-HE2, Class 23A, (1-mo. LIBOR
USD at 0.14% Floor + 0.14%), 4.99%,
03/25/37 .................... 18 16,170
Series 2007-HE3, Class 1A4, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.20%,
04/25/37 .................... 195 190,088
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1A, (3-mo. LIBOR USD
at 1.09% Floor + 1.09%), 5.90%, 04/20/31
(a)
(b)
........................... 366 361,667
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. LIBOR USD + 1.18%), 6.00%,
10/22/30
(a)(b)
.................... 481 475,896
Carbone CLO Ltd., Series 2017-1A, Class
A1, (3-mo. LIBOR USD + 1.14%), 5.95%,
01/20/31
(a)(b)
.................... 725 716,631
Carlyle Global Market Strategies CLO Ltd.
(a)(b)
Series 2013-4A, Class A1RR, (3-mo. LIBOR
USD at 1.00% Floor + 1.00%), 5.79%,
01/15/31 .................... 246 244,150
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 0.97% Floor + 0.97%), 5.76%,
04/17/31 .................... 748 738,709
Series 2014-3RA, Class A1A, (3-mo. LIBOR
USD + 1.05%), 5.86%, 07/27/31 .... 744 735,301
Carrington Mortgage Loan Trust, Series
2006-NC4, Class A3, (1-mo. LIBOR USD
at 0.16% Floor and 12.50% Cap + 0.16%),
5.01%, 10/25/36
(a)
................ 32 30,436
CBAM Ltd., Series 2017-1A, Class A1, (3-mo.
LIBOR USD + 1.25%), 6.06%, 07/20/30
(a)(b)
245 243,154
C-BASS Trust, Series 2006-CB7, Class A4, (1-
mo. LIBOR USD at 0.32% Floor + 0.32%),
5.17%, 10/25/36
(a)
................ 37 23,903
CIFC Funding 2013-III-R Ltd., Series 2013-
3RA, Class A1, (3-mo. LIBOR USD at 0.98%
Floor + 0.98%), 5.80%, 04/24/31
(a)(b)
.... 400 395,170
CIFC Funding 2015-III Ltd., Series 2015-3A,
Class AR, (3-mo. LIBOR USD at 0.87%
Floor + 0.87%), 5.67%, 04/19/29
(a)(b)
.... 654 647,665
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class A1, (3-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.87%,
04/24/30 .................... 233 231,148
Series 2014-5A, Class A1R2, (3-mo. LIBOR
USD at 1.20% Floor + 1.20%), 5.99%,
10/17/31 .................... 250 247,475
Series 2017-3A, Class A1, (3-mo. LIBOR
USD at 1.22% Floor + 1.22%), 6.03%,
07/20/30 .................... 718 713,243

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-5A, Class A1, (3-mo. LIBOR
USD + 1.18%), 5.97%, 11/16/30 ..... USD 710 $ 704,046
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-mo.
LIBOR USD at 0.20% Floor + 0.20%),
5.05%, 05/25/37 ............... 163 107,468
Series 2007-AHL2, Class A3C, (1-mo.
LIBOR USD at 0.27% Floor + 0.27%),
5.12%, 05/25/37 ............... 74 48,937
Conseco Finance Corp.
(a)
Series 1997-3, Class M1, 7.53%, 03/15/28 21 19,683
Series 1997-6, Class M1, 7.21%, 01/15/29 13 12,470
Series 1998-8, Class M1, 6.98%, 09/01/30 93 84,262
Series 1999-5, Class A5, 7.86%, 03/01/30 25 10,083
Series 1999-5, Class A6, 7.50%, 03/01/30 26 10,269
Series 2001-D, Class B1, (1-mo. LIBOR
USD at 2.50% Floor and 15.00% Cap +
2.50%), 7.18%, 11/15/32 .......... 4 5,109
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
56 12,003
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
151 30,593
Series 2000-5, Class A7, 8.20%, 05/01/31 134 41,923
Countrywide Asset-Backed Certificates, Series
2006-SPS1, Class A, (1-mo. LIBOR USD at
0.22% Floor + 0.22%), 5.07%, 12/25/25
(a)
—
(c)
425
Credit-Based Asset Servicing & Securitization
LLC
Series 2006-CB2, Class AF4, 3.04%,
12/25/36
(d)
................... 11 8,558
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(b)(d)
.................. 77 73,249
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(d)
.................. 76 4,536
Series 2007-CB6, Class A4, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
07/25/37
(a)(b)
.................. 37 24,052
CWABS Asset-Backed Certificates Trust
(a)
Series 2005-16, Class 1AF, 4.52%, 04/25/36 80 69,094
Series 2006-11, Class 3AV2, (1-mo. LIBOR
USD at 0.16% Floor + 0.16%), 5.01%,
09/25/46 .................... 1 679
CWABS Revolving Home Equity Loan Trust,
Series 2004-U, Class 2A, (1-mo. LIBOR
USD at 0.27% Floor and 16.00% Cap +
0.27%), 4.95%, 03/15/34
(a)
.......... 7 6,535
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-5, Class A, (1-mo. LIBOR USD
at 0.90% Floor + 0.90%), 5.75%, 10/25/34
(a)
70 66,288
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ........ 2 2,042
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (1-mo.
LIBOR USD at 0.30% Floor and 16.00%
Cap + 0.30%), 4.98%, 12/15/33 ..... 3 2,879
Series 2006-RES, Class 5B1B, (1-mo.
LIBOR USD at 0.19% Floor and 16.00%
Cap + 0.19%), 4.87%, 05/15/35 ..... 2 1,745
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 4.86%, 05/15/35 ......... 4 3,543
Series 2006-C, Class 2A, (1-mo. LIBOR
USD at 0.18% Floor and 16.00% Cap +
0.18%), 4.86%, 05/15/36 ......... 25 24,064
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-H, Class 1A, (1-mo. LIBOR
USD at 0.15% Floor and 16.00% Cap +
0.15%), 4.83%, 11/15/36 .......... USD 16 $ 15,029
Dewolf Park CLO Ltd., Series 2017-1A, Class
AR, (3-mo. LIBOR USD at 0.90% Floor +
0.92%), 5.71%, 10/15/30
(a)(b)
......... 250 246,743
Dryden 30 Senior Loan Fund, Series 2013-30A,
Class AR, (3-mo. LIBOR USD at 0.82%
Floor + 0.82%), 5.68%, 11/15/28
(a)(b)
.... 210 208,365
Dryden 45 Senior Loan Fund, Series 2016-45A,
Class BR, (3-mo. LIBOR USD at 1.70%
Floor + 1.70%), 6.49%, 10/15/30
(a)(b)
.... 250 242,553
Dryden 53 CLO Ltd., Series 2017-53A, Class
A, (3-mo. LIBOR USD + 1.12%), 5.91%,
01/15/31
(a)(b)
.................... 800 791,403
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (3-mo. LIBOR USD +
0.90%), 5.69%, 04/15/29
(a)(b)
......... 565 558,926
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo. LIBOR
USD at 1.05% Floor + 1.05%), 5.90%,
10/25/34 .................... 33 29,376
Series 2006-FF16, Class 2A3, (1-mo.
LIBOR USD at 0.28% Floor + 0.28%),
5.13%, 12/25/36 ............... 555 231,219
Series 2006-FF17, Class A5, (1-mo. LIBOR
USD at 0.15% Floor + 0.15%), 5.00%,
12/25/36 .................... 322 291,692
Series 2006-FFH1, Class M2, (1-mo. LIBOR
USD at 0.60% Floor + 0.60%), 5.45%,
01/25/36 .................... 95 80,806
Fremont Home Loan Trust, Series 2006-3,
Class 1A1, (1-mo. LIBOR USD at 0.28%
Floor + 0.28%), 5.13%, 02/25/37
(a)
..... 73 55,648
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
A, (3-mo. LIBOR USD + 1.12%), 5.91%,
01/15/31
(a)(b)
.................... 292 288,090
Generate CLO 2 Ltd., Series 2A, Class AR, (3-
mo. LIBOR USD at 1.15% Floor + 1.15%),
5.97%, 01/22/31
(a)(b)
............... 1,000 987,716
GSAA Home Equity Trust, Series 2007-2, Class
AF3, 5.92%, 03/25/37
(a)
............ 25 4,941
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.25%,
01/25/47 .................... 21 10,696
Series 2007-HS1, Class M6, (1-mo. LIBOR
USD at 3.38% Floor + 3.38%), 8.22%,
02/25/47 .................... 40 37,149
Home Equity Asset Trust, Series 2007-1, Class
2A3, (1-mo. LIBOR USD at 0.30% Floor +
0.30%), 5.15%, 05/25/37
(a)
.......... 67 51,142
Home Equity Mortgage Loan Asset-Backed
Trust
(a)
Series 2004-A, Class M2, (1-mo. LIBOR
USD at 2.03% Floor + 2.03%), 4.07%,
07/25/34 .................... 14 13,111
Series 2007-A, Class 2A2, (1-mo. LIBOR
USD at 0.19% Floor + 0.19%), 5.04%,
04/25/37 .................... 52 33,367
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(d)
........ 51 5,804
HPS Loan Management Ltd.
(a)(b)
Series 11A-17, Class AR, (3-mo. LIBOR
USD at 1.02% Floor + 1.02%), 5.83%,
05/06/30 .................... 419 414,356

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 6A-2015, Class A1R, (3-mo. LIBOR
USD + 1.00%), 5.81%, 02/05/31 .... USD 248 $ 246,204
ICG US CLO Ltd., Series 2015-1A, Class
A1R, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 5.94%, 10/19/28
(a)(b)
......... 156 154,723
Irwin Home Equity Loan Trust, Series 2006-3,
Class 2A3, 6.53%, 09/25/37
(b)(d)
....... 11 10,287
JPMorgan Mortgage Acquisition Trust, Series
2006-CW1, Class M1, (1-mo. LIBOR USD at
0.41% Floor + 0.41%), 5.25%, 05/25/36
(a)
72 69,363
LCM 26 Ltd., Series 26A, Class A1, (3-mo.
LIBOR USD at 1.07% Floor + 1.07%),
5.88%, 01/20/31
(a)(b)
............... 280 276,066
LCM XX LP, Series 20A, Class AR, (3-mo.
LIBOR USD + 1.04%), 5.85%, 10/20/27
(a)(b)
58 57,589
Lehman ABS Manufactured Housing Contract
Trust, Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
..................... 33 32,469
Lehman XS Trust, Series 2007-20N, Class
A1, (1-mo. LIBOR USD at 1.15% Floor +
2.30%), 7.15%, 12/25/37
(a)
.......... 15 14,298
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class B2, (1-
mo. LIBOR USD at 3.25% Floor + 3.25%),
8.10%, 03/25/32
(a)
................ 7 7,161
Madison Park Funding XIII Ltd., Series 2014-
13A, Class AR2, (3-mo. LIBOR USD at
0.95% Floor + 0.95%), 5.75%, 04/19/30
(a)(b)
491 487,679
Madison Park Funding XLII Ltd., Series 13A,
Class A1, (3-mo. LIBOR USD + 1.18%),
6.00%, 11/21/30
(a)(b)
............... 289 286,089
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. LIBOR USD at
0.94% Floor + 0.94%), 5.76%, 10/21/30
(a)(b)
1,494 1,475,499
Madison Park Funding XXIII Ltd., Series 2017-
23A, Class AR, (3-mo. LIBOR USD at 0.97%
Floor + 0.97%), 5.78%, 07/27/31
(a)(b)
.... 741 733,238
Madison Park Funding XXVI Ltd., Series
2017-26A, Class AR, (3-mo. LIBOR USD +
1.20%), 6.00%, 07/29/30
(a)(b)
......... 269 267,159
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A, (3-mo. LIBOR USD at 0.75%
Floor + 0.75%), 5.54%, 04/15/29
(a)(b)
.... 973 962,829
Marble Point CLO XI Ltd., Series 2017-2A,
Class A, (3-mo. LIBOR USD at 1.18% Floor
+ 1.18%), 5.97%, 12/18/30
(a)(b)
........ 250 246,847
MASTR Specialized Loan Trust, Series 2006-3,
Class A, (1-mo. LIBOR USD at 0.26% Floor
+ 0.26%), 5.11%, 06/25/46
(a)(b)
........ 8 7,604
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-mo. LIBOR
USD at 0.26% Floor + 0.26%), 5.11%,
08/25/37 .................... 35 27,632
Series 2006-RM3, Class A2B, (1-mo. LIBOR
USD at 0.18% Floor + 0.18%), 5.03%,
06/25/37 .................... 25 5,049
Morgan Stanley ABS Capital I, Inc. Trust
(a)
Series 2005-HE1, Class A2MZ, (1-mo.
LIBOR USD at 0.60% Floor + 0.60%),
5.45%, 12/25/34 ............... 155 134,243
Series 2005-HE5, Class M4, (1-mo. LIBOR
USD at 0.87% Floor + 0.87%), 5.72%,
09/25/35 .................... 93 74,618
MP CLO III Ltd., Series 2013-1A, Class AR,
(3-mo. LIBOR USD + 1.25%), 6.06%,
10/20/30
(a)(b)
.................... 245 242,185
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%, 09/15/31 USD 15 $ 6,786
Series 2001-D, Class A4, 6.93%, 09/15/31 9 4,657
Series 2002-B, Class M1, 7.62%, 06/15/32 81 78,832
OCP CLO Ltd.
(a)(b)
Series 2017-14A, Class A1A, (3-mo. LIBOR
USD at 1.15% Floor + 1.15%), 6.07%,
11/20/30 .................... 556 550,769
Series 2017-14A, Class B, (3-mo. LIBOR
USD at 1.95% Floor + 1.95%), 6.87%,
11/20/30 .................... 250 237,927
Octagon Investment Partners 31 Ltd., Series
2017-1A, Class AR, (3-mo. LIBOR USD at
1.05% Floor + 1.05%), 5.86%, 07/20/30
(a)(b)
727 719,885
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. LIBOR USD at
1.02% Floor + 1.02%), 5.81%, 07/17/30
(a)(b)
250 246,792
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. LIBOR USD +
1.00%), 5.82%, 01/25/31
(a)(b)
......... 250 247,500
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. LIBOR USD + 1.04%), 5.96%,
05/23/31
(a)(b)
.................... 225 222,645
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.06%,
03/25/37
(a)
................... 90 69,627
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(d)
................... 67 54,105
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(d)
................... 168 141,372
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(d)
................... 84 73,773
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (1-mo. LIBOR
USD at 1.20% Floor and 18.00% Cap +
1.20%), 5.88%, 10/15/37
(a)(b)
......... 23 22,472
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(d)
........ 60 52,160
OZLM Funding IV Ltd., Series 2013-4A, Class
A1R, (3-mo. LIBOR USD at 1.25% Floor +
1.25%), 6.07%, 10/22/30
(a)(b)
......... 358 355,306
Palmer Square CLO Ltd.
(a)(b)
Series 2014-1A, Class A1R2, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
01/17/31 .................... 250 248,089
Series 2018-1A, Class A1, (3-mo. LIBOR
USD at 1.03% Floor + 1.03%), 5.82%,
04/18/31 .................... 250 247,156
Series 2018-2A, Class A1A, (3-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.89%,
07/16/31 .................... 420 414,740
Prima Capital CRE Securitization Ltd., Series
2015-4A, Class C, 4.00%, 08/24/49
(b)
... 77 74,580
Race Point X CLO Ltd., Series 2016-10A, Class
A1R, (3-mo. LIBOR USD + 1.10%), 5.92%,
07/25/31
(a)(b)
.................... 246 243,994
Rockford Tower CLO Ltd., Series 2017-3A,
Class A, (3-mo. LIBOR USD at 1.19% Floor
+ 1.19%), 6.00%, 10/20/30
(a)(b)
........ 250 247,268
Romark WM-R Ltd., Series 2018-1A, Class
A1, (3-mo. LIBOR USD at 1.03% Floor +
1.03%), 5.84%, 04/20/31
(a)(b)
......... 247 244,047

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
RR 3 Ltd., Series 2018-3A, Class A1R2, (3-mo.
LIBOR USD at 1.09% Floor + 1.09%),
5.88%, 01/15/30
(a)(b)
............... USD 1,500 $ 1,485,050
SG Mortgage Securities Trust, Series 2006-
OPT2, Class A3D, (1-mo. LIBOR USD at
0.21% Floor + 0.21%), 5.06%, 10/25/36
(a)
100 67,416
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
A, (3-mo. LIBOR USD at 1.11% Floor +
1.11%), 5.93%, 04/25/31
(a)(b)
......... 250 247,109
Silver Creek CLO Ltd., Series 2014-1A, Class
AR, (3-mo. LIBOR USD at 1.24% Floor +
1.24%), 6.05%, 07/20/30
(a)(b)
......... 181 179,627
SLM Private Credit Student Loan Trust, Series
2004-B, Class A3, (3-mo. LIBOR USD at
0.33% Floor + 0.33%), 5.20%, 03/15/24
(a)
12 12,074
SMB Private Education Loan Trust, Series
2015-B, Class B, 3.50%, 12/17/40
(b)
.... 100 94,981
Soundview Home Loan Trust, Series 2004-
WMC1, Class M2, (1-mo. LIBOR USD at
0.80% Floor + 0.80%), 5.64%, 01/25/35
(a)
1 1,116
TCI-Symphony CLO Ltd., Series 2016-1A,
Class AR2, (3-mo. LIBOR USD at 1.02%
Floor + 1.02%), 5.83%, 10/13/32
(a)(b)
.... 750 739,525
Tricon American Homes Trust, Series 2018-
SFR1, Class E, 4.56%, 05/17/37
(b)
..... 100 96,343
Venture XVIII CLO Ltd., Series 2014-18A,
Class AR, (3-mo. LIBOR USD at 1.22%
Floor + 1.22%), 6.01%, 10/15/29
(a)(b)
.... 282 279,663
Voya CLO Ltd.
(a)(b)
Series 2015-1A, Class A1R, (3-mo. LIBOR
USD at 0.90% Floor + 0.90%), 5.69%,
01/18/29 .................... 135 133,454
Series 2017-4A, Class A1, (3-mo. LIBOR
USD at 1.13% Floor + 1.13%), 5.92%,
10/15/30 .................... 238 236,312
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo. LIBOR
USD at 0.36% Floor + 0.36%), 5.21%,
09/25/36 .................... 123 36,228
Series 2006-HE5, Class 1A, (1-mo. LIBOR
USD at 0.16% Floor + 0.16%), 4.57%,
10/25/36 .................... 107 79,321
Yale Mortgage Loan Trust, Series 2007-1,
Class A, (1-mo. LIBOR USD at 0.40% Floor
+ 0.40%), 5.25%, 06/25/37
(a)(b)
........ 79 25,664
Total Asset-Backed Securities — 4.1%
(Cost: $34,105,178) .............................. 33,084,243
Corporate Bonds
Aerospace & Defense — 1.5%
BAE Systems plc, 3.40%, 04/15/30
(b)
..... 1,444 1,325,586
Boeing Co. (The)
3.95%, 08/01/59 ................. 350 256,921
5.93%, 05/01/60 ................. 526 525,372
General Dynamics Corp., 2.63%, 11/15/27 . 376 348,369
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28 ................. 775 664,300
4.20%, 05/01/30 ................. 82 76,746
L3Harris Technologies, Inc.
3.85%, 12/15/26 ................. 707 689,164
4.40%, 06/15/28 ................. 510 499,682
1.80%, 01/15/31 ................. 1,131 914,162
Leidos, Inc., 2.30%, 02/15/31 ......... 61 49,497
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Lockheed Martin Corp.
1.85%, 06/15/30 ................. USD 312 $ 264,779
5.25%, 01/15/33 ................. 460 491,182
3.60%, 03/01/35 ................. 1,222 1,141,232
Northrop Grumman Corp.
4.03%, 10/15/47 ................. 314 273,405
4.95%, 03/15/53 ................. 910 907,282
Raytheon Technologies Corp.
7.00%, 11/01/28 ................. 360 393,376
4.13%, 11/16/28 ................. 742 731,327
2.25%, 07/01/30 ................. 169 144,767
3.75%, 11/01/46 ................. 130 107,446
2.82%, 09/01/51 ................. 441 305,948
3.03%, 03/15/52 ................. 1,642 1,188,341
5.38%, 02/27/53 ................. 140 147,353
Textron, Inc.
3.90%, 09/17/29 ................. 566 533,450
2.45%, 03/15/31 ................. 137 115,536
12,095,223
Banks — 1.5%
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(e)
....... 200 168,750
Bank of America Corp.
(a)
(1-Day SOFR + 1.32%), 2.69%, 04/22/32 445 371,363
(1-Day SOFR + 1.22%), 2.30%, 07/21/32 981 790,585
(1-Day SOFR + 1.21%), 2.57%, 10/20/32 98 80,097
(1-Day SOFR + 1.33%), 2.97%, 02/04/33 1,884 1,586,405
(1-Day SOFR + 1.83%), 4.57%, 04/27/33 3,424 3,259,306
Barclays plc, (1-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.50%),
7.44%, 11/02/33
(a)
............... 460 508,442
Discover Bank, 2.70%, 02/06/30 ........ 250 202,657
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
...... 200 151,130
HSBC Holdings plc, (1-Day SOFR + 2.87%),
5.40%, 08/11/33
(a)
............... 520 513,971
JPMorgan Chase & Co.
(a)
(3-mo. LIBOR USD + 1.25%), 3.96%,
01/29/27 .................... 498 483,623
(1-Day SOFR + 1.17%), 2.95%, 02/24/28 774 717,328
(1-Day SOFR + 1.75%), 4.57%, 06/14/30 472 459,464
(1-Day SOFR + 1.07%), 1.95%, 02/04/32 121 97,345
(1-Day SOFR + 1.18%), 2.55%, 11/08/32 819 679,029
(1-Day SOFR + 1.26%), 2.96%, 01/25/33 1,362 1,164,579
(1-Day SOFR + 1.80%), 4.59%, 04/26/33 469 454,144
Mitsubishi UFJ Financial Group, Inc., (1-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.08%), 5.72%,
02/20/26
(a)
.................... 605 606,555
Washington Mutual Escrow Bonds
(f)(g)(h)
0.00%, 09/19/17
(i)
................ 250 —
0.00%, 09/29/17 ................. 500 —
12,294,773
Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc., 4.63%,
02/01/44 ..................... 223 210,646
Anheuser-Busch InBev Worldwide, Inc.
4.90%, 01/23/31 ................. 344 354,406
4.50%, 06/01/50 ................. 189 177,042
742,094
Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 03/15/35 ................. 675 659,992
4.50%, 05/14/35 ................. 590 571,917

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Biotechnology (continued)
4.70%, 05/14/45 ................. USD 342 $ 320,463
4.88%, 11/14/48 ................. 50 48,137
4.25%, 11/21/49 ................. 264 232,974
Amgen, Inc.
5.15%, 03/02/28 ................. 247 252,192
4.05%, 08/18/29 ................. 735 709,149
5.25%, 03/02/30 ................. 275 281,265
4.40%, 02/22/62 ................. 445 375,875
5.75%, 03/02/63 ................. 290 300,914
Biogen, Inc., 2.25%, 05/01/30 ......... 316 266,053
Gilead Sciences, Inc.
2.60%, 10/01/40 ................. 356 262,519
4.80%, 04/01/44 ................. 231 223,962
4.15%, 03/01/47 ................. 137 120,460
2.80%, 10/01/50 ................. 267 184,335
4,810,207
Broadline Retail — 0.2%
Amazon.com, Inc.
4.70%, 12/01/32 ................. 1,249 1,280,186
2.50%, 06/03/50 ................. 121 82,024
eBay, Inc., 6.30%, 11/22/32 ........... 74 80,443
1,442,653
Building Products — 0.0%
Owens Corning, 3.95%, 08/15/29 ....... 41 38,624
Capital Markets — 2.3%
Credit Suisse AG
7.95%, 01/09/25 ................. 250 254,128
3.70%, 02/21/25 ................. 792 751,256
5.00%, 07/09/27 ................. 521 501,462
Credit Suisse USA, Inc., 7.13%, 07/15/32 .. 99 109,642
Deutsche Bank AG, (1-Day SOFR + 1.13%),
1.45%, 04/01/25
(a)
............... 282 262,335
FactSet Research Systems, Inc., 3.45%,
03/01/32 ..................... 529 461,148
Gaci First Investment Co., 4.75%, 02/14/30
(j)
200 201,250
Goldman Sachs Group, Inc. (The)
(1-Day SOFR + 0.51%), 0.66%, 09/10/24
(a)
1,973 1,928,378
3.50%, 04/01/25 ................. 1,247 1,210,841
(3-mo. LIBOR USD + 1.17%), 6.03%,
05/15/26
(a)
................... 300 297,480
(1-Day SOFR + 1.28%), 2.62%, 04/22/32
(a)
841 700,544
(1-Day SOFR + 1.25%), 2.38%, 07/21/32
(a)
105 85,248
(1-Day SOFR + 1.26%), 2.65%, 10/21/32
(a)
292 241,266
(1-Day SOFR + 1.41%), 3.10%, 02/24/33
(a)
2,939 2,523,925
Moody's Corp.
3.25%, 01/15/28 ................. 648 610,780
3.25%, 05/20/50 ................. 101 72,994
3.10%, 11/29/61 ................. 316 209,263
Morgan Stanley
(a)
(1-Day SOFR + 0.62%), 0.73%, 04/05/24 372 371,892
(3-mo. LIBOR USD + 1.63%), 4.43%,
01/23/30 .................... 479 462,003
(1-Day SOFR + 1.14%), 2.70%, 01/22/31 1,655 1,425,294
(1-Day SOFR + 1.03%), 1.79%, 02/13/32 720 565,243
(1-Day SOFR + 1.18%), 2.24%, 07/21/32 1,535 1,231,621
(1-Day SOFR + 1.20%), 2.51%, 10/20/32 2,622 2,147,859
(1-Day SOFR + 1.29%), 2.94%, 01/21/33 243 205,861
(1-Day SOFR + 2.56%), 6.34%, 10/18/33 1,468 1,603,335
S&P Global, Inc., 4.75%, 08/01/28 ...... 327 331,784
18,766,832
Chemicals — 0.1%
Braskem Idesa SAPI, 6.99%, 02/20/32
(j)
... 200 149,000
DuPont de Nemours, Inc., 5.32%, 11/15/38 . 122 122,819
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ecolab, Inc., 2.75%, 08/18/55 ......... USD 234 $ 149,791
Sherwin-Williams Co. (The), 2.30%, 05/15/30 181 153,593
Westlake Corp., 3.38%, 08/15/61 ....... 71 43,720
618,923
Commercial Services & Supplies — 0.0%
Atento Luxco 1 SA
8.00%, 02/10/26
(b)
................ 36 10,440
8.00%, 02/10/26
(j)
................ 14 4,060
RELX Capital, Inc., 3.00%, 05/22/30 ..... 73 65,219
Waste Management, Inc., 1.15%, 03/15/28 . 275 235,596
315,315
Communications Equipment — 0.3%
Motorola Solutions, Inc.
4.60%, 05/23/29 ................. 302 293,776
2.75%, 05/24/31 ................. 1,617 1,335,321
5.60%, 06/01/32 ................. 89 89,519
5.50%, 09/01/44 ................. 713 676,765
2,395,381
Construction & Engineering — 0.0%
Mexico City Airport Trust, 4.25%, 10/31/26
(j)
. 200 190,875
Consumer Finance — 0.4%
American Express Co., (1-Day SOFR + 1.76%),
4.42%, 08/03/33
(a)
............... 115 109,946
Capital One Financial Corp., (1-Day SOFR +
2.60%), 5.82%, 02/01/34
(a)
.......... 1,270 1,227,228
General Motors Financial Co., Inc.
3.70%, 05/09/23 ................. 66 65,900
4.00%, 01/15/25 ................. 443 431,766
3.80%, 04/07/25 ................. 693 673,915
4.30%, 04/06/29 ................. 329 305,780
2.35%, 01/08/31 ................. 284 224,243
2.70%, 06/10/31 ................. 338 270,772
3,309,550
Containers & Packaging — 0.1%
Berry Global, Inc., 5.50%, 04/15/28
(b)
..... 445 443,547
International Paper Co., 6.00%, 11/15/41 .. 112 116,564
560,111
Diversified REITs — 0.6%
Digital Dutch Finco BV
(j)
1.50%, 03/15/30 ................. EUR 315 265,569
1.00%, 01/15/32 ................. 180 136,908
GLP Capital LP
4.00%, 01/15/30 ................. USD 1,277 1,132,354
4.00%, 01/15/31 ................. 80 68,625
3.25%, 01/15/32 ................. 845 685,599
VICI Properties LP
4.25%, 12/01/26
(b)
................ 391 364,809
4.50%, 01/15/28
(b)
................ 470 435,243
4.75%, 02/15/28 ................. 581 550,733
4.63%, 12/01/29
(b)
................ 611 556,202
4.95%, 02/15/30 ................. 469 440,094
4.13%, 08/15/30
(b)
................ 481 424,861
WP Carey, Inc., 2.40%, 02/01/31 ....... 283 230,947
5,291,944
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
4.50%, 05/15/35 ................. 964 903,037
3.50%, 06/01/41 ................. 292 230,444
3.55%, 09/15/55 ................. 668 479,496
3.65%, 09/15/59 ................. 786 561,671
Verizon Communications, Inc.
1.50%, 09/18/30 ................. 1,041 842,877

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.68%, 10/30/30 ................. USD 353 $ 284,931
7.75%, 12/01/30 ................. 250 292,828
1.75%, 01/20/31 ................. 106 85,499
2.55%, 03/21/31 ................. 414 352,683
2.36%, 03/15/32 ................. 533 437,272
4.40%, 11/01/34 ................. 593 563,624
2.65%, 11/20/40 ................. 496 354,146
2.85%, 09/03/41 ................. 194 142,056
3.85%, 11/01/42 ................. 162 135,407
2.99%, 10/30/56 ................. 253 164,531
3.00%, 11/20/60 ................. 203 130,169
5,960,671
Electric Utilities — 2.9%
AEP Texas, Inc.
3.95%, 06/01/28 ................. 567 545,673
Series I, 2.10%, 07/01/30 ........... 171 142,090
3.45%, 05/15/51 ................. 305 223,757
AEP Transmission Co. LLC
3.80%, 06/15/49 ................. 155 128,598
Series M, 3.65%, 04/01/50 .......... 232 183,889
Series O, 4.50%, 06/15/52 .......... 822 751,659
5.40%, 03/15/53 ................. 147 153,118
Alabama Power Co.
3.75%, 03/01/45 ................. 166 133,529
3.45%, 10/01/49 ................. 123 92,219
3.00%, 03/15/52 ................. 114 78,717
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
.................... 521 438,650
Baltimore Gas & Electric Co.
3.50%, 08/15/46 ................. 153 118,150
3.75%, 08/15/47 ................. 586 465,897
4.25%, 09/15/48 ................. 105 91,718
2.90%, 06/15/50 ................. 221 151,935
CenterPoint Energy Houston Electric LLC
Series AE, 2.35%, 04/01/31 ......... 120 102,340
4.95%, 04/01/33 ................. 165 168,500
3.95%, 03/01/48 ................. 85 71,641
Series AD, 2.90%, 07/01/50 ......... 414 287,869
Series AF, 3.35%, 04/01/51 ......... 194 147,741
Commonwealth Edison Co.
4.00%, 03/01/49 ................. 135 112,882
Series 127, 3.20%, 11/15/49 ......... 180 131,953
Series 130, 3.13%, 03/15/51 ......... 220 157,855
DTE Electric Co.
3.95%, 03/01/49 ................. 533 448,388
Series B, 3.25%, 04/01/51 .......... 110 81,591
5.40%, 04/01/53 ................. 126 132,006
Duke Energy Carolinas LLC
4.95%, 01/15/33 ................. 385 395,436
3.88%, 03/15/46 ................. 32 26,123
3.70%, 12/01/47 ................. 343 274,135
3.95%, 03/15/48 ................. 155 128,995
3.45%, 04/15/51 ................. 114 86,276
5.35%, 01/15/53 ................. 440 457,515
Duke Energy Corp.
5.00%, 12/08/25 ................. 190 191,277
4.30%, 03/15/28 ................. 342 335,317
Duke Energy Florida LLC
2.50%, 12/01/29 ................. 550 484,443
5.95%, 11/15/52 ................. 543 604,176
Duke Energy Ohio, Inc., 5.65%, 04/01/53 .. 80 83,888
Duke Energy Progress LLC
3.45%, 03/15/29 ................. 527 492,652
5.25%, 03/15/33 ................. 265 275,321
2.50%, 08/15/50 ................. 250 156,589
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
4.00%, 04/01/52 ................. USD 115 $ 95,629
5.35%, 03/15/53 ................. 164 169,199
Edison International, 6.95%, 11/15/29 .... 550 594,996
Entergy Louisiana LLC
4.20%, 09/01/48 ................. 325 281,717
2.90%, 03/15/51 ................. 115 78,273
Entergy Mississippi LLC, 2.85%, 06/01/28 .. 262 239,042
Evergy Kansas Central, Inc., 5.70%, 03/15/53 200 209,838
Eversource Energy, 5.45%, 03/01/28 ..... 738 764,734
Exelon Corp.
5.15%, 03/15/28 ................. 350 356,095
5.10%, 06/15/45 ................. 35 33,118
4.45%, 04/15/46 ................. 139 119,584
4.70%, 04/15/50 ................. 467 423,267
5.60%, 03/15/53 ................. 81 82,490
FirstEnergy Corp.
2.05%, 03/01/25 ................. 52 48,687
Series B, 4.15%, 07/15/27
(d)
......... 349 332,423
Series C, 5.10%, 07/15/47
(d)
......... 43 38,138
Series C, 3.40%, 03/01/50 .......... 192 131,668
FirstEnergy Transmission LLC, 4.55%,
04/01/49
(b)
.................... 433 364,409
Florida Power & Light Co.
3.99%, 03/01/49 ................. 111 96,225
3.15%, 10/01/49 ................. 434 326,070
Generacion Mediterranea SA, 9.88%,
12/01/27
(b)
.................... 111 84,045
Idaho Power Co., 5.50%, 03/15/53 ...... 245 254,621
Kentucky Utilities Co., 5.45%, 04/15/33 ... 125 129,989
Louisville Gas & Electric Co., 5.45%, 04/15/33 140 145,488
Metropolitan Edison Co., 5.20%, 04/01/28
(b)
. 185 186,877
MidAmerican Energy Co.
3.10%, 05/01/27 ................. 225 212,840
3.65%, 04/15/29 ................. 319 304,262
3.15%, 04/15/50 ................. 428 313,765
Northern States Power Co.
3.60%, 05/15/46 ................. 27 21,437
2.90%, 03/01/50 ................. 221 156,074
2.60%, 06/01/51 ................. 241 160,049
3.20%, 04/01/52 ................. 165 121,020
4.50%, 06/01/52 ................. 42 38,708
NRG Energy, Inc., 2.45%, 12/02/27
(b)
..... 414 354,198
NSTAR Electric Co., 3.95%, 04/01/30 .... 38 36,793
Ohio Power Co.
Series Q, 1.63%, 01/15/31 .......... 122 96,866
4.00%, 06/01/49 ................. 27 22,534
Series R, 2.90%, 10/01/51 .......... 199 135,895
Oklahoma Gas & Electric Co., 5.60%, 04/01/53 231 237,325
Oncor Electric Delivery Co. LLC
4.55%, 09/15/32 ................. 180 179,098
3.80%, 09/30/47 ................. 101 83,725
3.10%, 09/15/49 ................. 357 262,630
4.95%, 09/15/52 ................. 109 107,636
Pacific Gas & Electric Co.
6.15%, 01/15/33 ................. 195 200,143
3.95%, 12/01/47 ................. 150 106,624
3.50%, 08/01/50 ................. 297 195,961
6.70%, 04/01/53 ................. 60 61,695
PacifiCorp, 4.15%, 02/15/50 .......... 150 128,516
PECO Energy Co., 3.05%, 03/15/51 ..... 491 348,434
Pennsylvania Electric Co., 5.15%, 03/30/26
(b)
110 110,480
Public Service Co. of New Hampshire, 5.15%,
01/15/53 ..................... 205 207,728
Public Service Electric & Gas Co.
3.65%, 09/01/28 ................. 210 200,823

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.45%, 01/15/30 ................. USD 129 $ 113,631
4.90%, 12/15/32 ................. 304 310,999
2.05%, 08/01/50 ................. 336 199,196
Southern California Edison Co.
2.25%, 06/01/30 ................. 775 658,308
Series G, 2.50%, 06/01/31 .......... 227 192,317
5.95%, 11/01/32 ................. 598 647,782
Southwestern Electric Power Co., 5.30%,
04/01/33 ..................... 280 282,103
Southwestern Public Service Co., Series 8,
3.15%, 05/01/50 ................ 450 323,987
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
.................... 700 680,912
Union Electric Co.
2.63%, 03/15/51 ................. 234 153,272
3.90%, 04/01/52 ................. 124 103,976
Virginia Electric & Power Co.
4.00%, 01/15/43 ................. 247 208,655
4.45%, 02/15/44 ................. 105 92,964
Wisconsin Power & Light Co., 4.95%, 04/01/33 359 361,225
23,855,716
Entertainment — 0.0%
TWDC Enterprises 18 Corp., 3.00%, 07/30/46 382 280,683
Financial Services — 0.3%
Global Payments, Inc.
1.20%, 03/01/26 ................. 343 305,072
4.80%, 04/01/26 ................. 127 124,397
4.95%, 08/15/27 ................. 862 851,549
3.20%, 08/15/29 ................. 977 859,390
Synchrony Bank, 5.63%, 08/23/27 ...... 472 433,273
Washington Mutual Escrow Bonds, 0.00%,
11/06/09
(f)(g)(h)
.................. 300 750
2,574,431
Food Products — 0.0%
BRF GmbH, 4.35%, 09/29/26
(b)
........ 200 176,865
Gas Utilities — 0.1%
Atmos Energy Corp., 4.13%, 03/15/49 .... 91 78,190
Piedmont Natural Gas Co., Inc., 2.50%,
03/15/31 ..................... 175 145,999
Promigas SA ESP, 3.75%, 10/16/29
(b)
..... 200 157,913
Southwest Gas Corp., 5.45%, 03/23/28 ... 340 343,203
725,305
Ground Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.90%, 04/01/44 ................. 90 88,267
3.30%, 09/15/51 ................. 293 223,548
2.88%, 06/15/52 ................. 340 237,763
CSX Corp.
4.30%, 03/01/48 ................. 296 262,084
3.35%, 09/15/49 ................. 208 156,633
Norfolk Southern Corp.
3.05%, 05/15/50 ................. 326 225,629
2.90%, 08/25/51 ................. 226 150,186
4.55%, 06/01/53 ................. 251 225,611
3.16%, 05/15/55 ................. 254 173,525
Penske Truck Leasing Co. LP
(b)
4.00%, 07/15/25 ................. 77 74,581
5.88%, 11/15/27 ................. 895 913,942
5.70%, 02/01/28 ................. 367 370,292
Ryder System, Inc., 5.65%, 03/01/28 ..... 438 443,773
Simpar Europe SA, 5.20%, 01/26/31
(b)
.... 200 145,125
Union Pacific Corp.
3.84%, 03/20/60 ................. 550 445,275
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
2.97%, 09/16/62 ................. USD 117 $ 77,368
3.75%, 02/05/70 ................. 248 190,100
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ...... 83 78,913
4,482,615
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc., 3.95%, 04/01/30 . 115 107,176
Becton Dickinson & Co., 4.69%, 02/13/28 .. 360 361,449
GE HealthCare Technologies, Inc., 5.60%,
11/15/25
(b)
.................... 440 445,309
913,934
Health Care Providers & Services — 0.5%
Aetna, Inc., 4.75%, 03/15/44 .......... 98 89,253
CVS Health Corp., 3.75%, 04/01/30 ...... 769 719,395
Elevance Health, Inc., 6.10%, 10/15/52 ... 244 272,226
HCA, Inc.
4.50%, 02/15/27 ................. 1,022 997,925
3.50%, 09/01/30 ................. 949 845,265
Humana, Inc., 3.70%, 03/23/29 ........ 212 199,454
UnitedHealth Group, Inc.
4.63%, 11/15/41 ................. 117 112,505
4.20%, 01/15/47 ................. 241 214,861
3.25%, 05/15/51 ................. 332 249,435
5.20%, 04/15/63 ................. 237 239,958
3,940,277
Hotels, Restaurants & Leisure — 0.0%
Grupo Posadas SAB de CV, 5.00%, 12/30/27
(d)
(j)
......................... 33 25,863
Industrial REITs — 0.1%
Prologis LP, 1.75%, 02/01/31 .......... 842 680,707
Insurance — 0.2%
Ambac Assurance Corp., 5.10%
(b)(e)
...... 15 21,823
American International Group, Inc., 4.38%,
01/15/55 ..................... 142 109,872
Aon Corp.
4.50%, 12/15/28 ................. 412 403,707
2.80%, 05/15/30 ................. 262 231,525
5.35%, 02/28/33 ................. 626 648,415
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 ................. 111 110,001
2.25%, 11/15/30 ................. 220 185,673
5.45%, 03/15/53 ................. 243 250,253
1,961,269
Interactive Media & Services — 0.0%
Meta Platforms, Inc., 4.45%, 08/15/52 .... 173 152,195
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc., 2.10%, 06/04/30 . 105 87,750
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 ................. 453 377,581
4.95%, 11/21/32 ................. 297 308,195
773,526
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 792 783,316
Media — 0.5%
Charter Communications Operating LLC
5.38%, 05/01/47 ................. 229 188,936
3.70%, 04/01/51 ................. 197 126,075
3.90%, 06/01/52 ................. 1,292 854,046
6.83%, 10/23/55 ................. 179 173,908
3.85%, 04/01/61 ................. 655 408,383

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Media (continued)
Comcast Corp.
2.65%, 02/01/30 ................. USD 726 $ 646,743
1.50%, 02/15/31 ................. 347 278,635
4.20%, 08/15/34 ................. 501 479,635
3.75%, 04/01/40 ................. 225 193,139
2.80%, 01/15/51 ................. 193 130,337
Cox Communications, Inc.
(b)
3.15%, 08/15/24 ................. 268 261,211
2.95%, 10/01/50 ................. 279 178,926
Interpublic Group of Cos., Inc. (The), 4.75%,
03/30/30 ..................... 79 77,575
Omnicom Group, Inc., 2.45%, 04/30/30 ... 116 99,585
Paramount Global
4.85%, 07/01/42 ................. 108 82,713
4.38%, 03/15/43 ................. 232 164,861
4,344,708
Metals & Mining — 0.2%
Anglo American Capital plc
(b)
4.50%, 03/15/28 ................. 558 532,195
3.88%, 03/16/29 ................. 433 397,223
Newmont Corp., 2.25%, 10/01/30 ....... 117 98,288
Nucor Corp., 3.95%, 05/01/28 ......... 276 265,557
1,293,263
Multi-Utilities — 0.3%
Ameren Illinois Co.
3.25%, 03/15/50 ................. 123 91,503
2.90%, 06/15/51 ................. 175 120,751
Consolidated Edison Co. of New York, Inc.,
6.15%, 11/15/52 ................ 298 335,862
Consumers Energy Co.
4.63%, 05/15/33 ................. 250 249,293
3.75%, 02/15/50 ................. 975 793,731
4.20%, 09/01/52 ................. 220 193,342
San Diego Gas & Electric Co., 5.35%, 04/01/53 285 293,506
2,077,988
Oil, Gas & Consumable Fuels — 3.5%
BP Capital Markets America, Inc.
4.81%, 02/13/33 ................. 508 515,805
3.00%, 03/17/52 ................. 118 83,187
Cameron LNG LLC
(b)
3.30%, 01/15/35 ................. 777 668,584
3.40%, 01/15/38 ................. 707 608,850
Cenovus Energy, Inc.
5.25%, 06/15/37 ................. 168 158,672
6.75%, 11/15/39 ................. 237 252,153
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 ................. 1,161 1,169,301
5.13%, 06/30/27 ................. 930 930,707
2.74%, 12/31/39 ................. 34 28,056
Cheniere Energy Partners LP
4.50%, 10/01/29 ................. 763 708,835
4.00%, 03/01/31 ................. 299 266,092
3.25%, 01/31/32 ................. 1,139 940,951
Devon Energy Corp.
8.25%, 08/01/23 ................. 114 114,485
5.85%, 12/15/25 ................. 26 26,418
5.25%, 10/15/27 ................. 114 114,025
5.88%, 06/15/28 ................. 17 17,317
4.75%, 05/15/42 ................. 92 80,067
Diamondback Energy, Inc.
3.25%, 12/01/26 ................. 1,201 1,137,791
3.50%, 12/01/29 ................. 4,254 3,887,152
3.13%, 03/24/31 ................. 751 651,222
4.40%, 03/24/51 ................. 150 120,709
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Enbridge, Inc., 5.70%, 03/08/33 ........ USD 472 $ 490,948
Energy Transfer LP
5.75%, 02/15/33 ................. 361 369,729
6.50%, 02/01/42 ................. 197 204,311
5.15%, 02/01/43 ................. 169 147,371
5.30%, 04/01/44 ................. 293 259,226
5.30%, 04/15/47 ................. 122 106,906
6.25%, 04/15/49 ................. 250 247,682
5.00%, 05/15/50 ................. 1,249 1,066,057
Enterprise Products Operating LLC
4.15%, 10/16/28 ................. 485 471,392
5.95%, 02/01/41 ................. 114 120,305
3.30%, 02/15/53 ................. 140 101,278
EQT Corp., 5.70%, 04/01/28 .......... 137 136,851
Hess Corp., 7.13%, 03/15/33 .......... 131 145,229
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 ................. 814 697,133
5.40%, 09/01/44 ................. 364 337,128
Kinder Morgan, Inc., 5.20%, 06/01/33 .... 210 208,634
Marathon Petroleum Corp.
5.85%, 12/15/45 ................. 65 60,419
5.00%, 09/15/54 ................. 20 17,200
MPLX LP
4.95%, 09/01/32 ................. 113 110,510
5.65%, 03/01/53 ................. 224 215,414
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 ................. 230 222,908
3.25%, 07/15/31 ................. 999 847,795
Northwest Pipeline LLC, 4.00%, 04/01/27 .. 1,037 1,003,476
Pioneer Natural Resources Co., 5.10%,
03/29/26 ..................... 164 164,682
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 ................. 500 501,188
5.63%, 03/01/25 ................. 2,026 2,038,861
5.88%, 06/30/26 ................. 776 791,916
5.90%, 09/15/37
(b)
................ 387 395,858
SCC Power plc, 4.00%, (4.00% Cash or 4.00%
PIK), 05/17/32
(b)(k)
............... 46 2,648
Targa Resources Partners LP
5.00%, 01/15/28 ................. 1,056 1,021,030
6.88%, 01/15/29 ................. 108 110,076
4.88%, 02/01/31 ................. 452 422,929
4.00%, 01/15/32 ................. 559 487,191
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
.................... 710 667,035
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 ................. 408 437,029
4.00%, 03/15/28 ................. 895 856,097
4.60%, 03/15/48 ................. 270 237,032
Western Midstream Operating LP, 6.15%,
04/01/33 ..................... 105 106,424
Williams Cos., Inc. (The), 3.50%, 10/15/51 . 248 176,167
28,484,444
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ..................... 90 73,350
Passenger Airlines — 0.3%
Air Canada Pass-Through Trust
(b)
Series 2017-1, Class B, 3.70%, 01/15/26 1 525
Series 2017-1, Class AA, 3.30%, 01/15/30 74 65,062
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 181 177,609
Series 2015-2, Class AA, 3.60%, 09/22/27 34 31,224
Series 2016-1, Class AA, 3.58%, 01/15/28 82 75,583

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
Series 2016-2, Class AA, 3.20%, 06/15/28 USD 63 $ 56,801
Series 2017-1, Class AA, 3.65%, 02/15/29 22 20,039
Series 2019-1, Class AA, 3.15%, 02/15/32 180 157,444
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
... 113 93,060
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 .... 420 411,224
Gol Finance SA, 7.00%, 01/31/25
(b)
...... 53 26,245
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/07/25 9 7,961
Series 2020-1, Class B, 4.88%, 01/15/26 98 94,424
Series 2014-1, Class A, 4.00%, 04/11/26 118 110,991
Series 2020-1, Class A, 5.88%, 10/15/27 570 568,705
Series 2015-1, Class AA, 3.45%, 12/01/27 32 28,675
Series 2019-2, Class B, 3.50%, 05/01/28 113 102,116
Series 2016-1, Class AA, 3.10%, 07/07/28 10 8,948
Series 2016-2, Class AA, 2.88%, 10/07/28 65 58,299
Series 2018-1, Class AA, 3.50%, 03/01/30 31 28,126
Series 2019-2, Class AA, 2.70%, 05/01/32 115 96,846
2,219,907
Personal Care Products — 0.0%
Kenvue, Inc., 5.20%, 03/22/63
(b)
........ 120 124,331
Pharmaceuticals — 0.2%
Eli Lilly & Co.
4.88%, 02/27/53 ................. 80 82,721
4.95%, 02/27/63 ................. 85 87,456
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ................. 535 540,765
2.05%, 03/31/30 ................. 678 572,499
1,283,441
Real Estate Management & Development — 0.0%
(j)
Agile Group Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
11.25%), 8.38%
(a)(e)
.............. 200 65,350
Fantasia Holdings Group Co. Ltd., 11.75%,
04/17/22
(f)(g)
................... 200 20,500
Modern Land China Co. Ltd., 9.00%, (9.00%
Cash or 11.00% PIK), 12/30/26
(a)(f)(g)(k)
... 225 10,075
Redsun Properties Group Ltd., 7.30%,
01/13/25
(f)(g)
................... 200 23,350
RKPF Overseas 2020 A Ltd., 5.20%, 01/12/26 200 143,225
Yango Justice International Ltd., 8.25%,
11/25/23
(f)(g)
................... 200 4,000
266,500
Retail REITs — 0.1%
National Retail Properties, Inc.
3.50%, 04/15/51 ................. 254 174,269
3.00%, 04/15/52 ................. 135 84,366
Realty Income Corp., 3.25%, 01/15/31 .... 174 153,274
411,909
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials, Inc., 2.75%, 06/01/50 ... 154 109,949
Broadcom, Inc.
(b)
3.42%, 04/15/33 ................. 1,347 1,127,048
4.93%, 05/15/37 ................. 1,074 976,679
Intel Corp., 4.88%, 02/10/28 .......... 1,015 1,031,319
KLA Corp.
3.30%, 03/01/50 ................. 757 578,647
5.25%, 07/15/62 ................. 353 357,347
Lam Research Corp., 2.88%, 06/15/50 .... 78 55,046
NXP BV, 4.30%, 06/18/29 ............ 1,541 1,465,876
QUALCOMM, Inc.
1.65%, 05/20/32 ................. 343 277,947
5.40%, 05/20/33 ................. 236 253,346
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
4.50%, 05/20/52 ................. USD 227 $ 211,558
6.00%, 05/20/53 ................. 450 511,265
6,956,027
Software — 0.7%
Autodesk, Inc., 2.40%, 12/15/31 ........ 49 40,755
Oracle Corp.
4.30%, 07/08/34 ................. 516 473,151
3.85%, 07/15/36 ................. 260 222,208
6.13%, 07/08/39 ................. 350 364,163
3.60%, 04/01/40 ................. 764 592,971
3.65%, 03/25/41 ................. 811 625,696
4.00%, 07/15/46 ................. 238 181,583
4.00%, 11/15/47 ................. 618 471,384
3.60%, 04/01/50 ................. 675 478,774
3.95%, 03/25/51 ................. 1,489 1,120,439
5.55%, 02/06/53 ................. 245 233,250
4.38%, 05/15/55 ................. 149 117,281
Roper Technologies, Inc., 1.40%, 09/15/27 . 166 143,931
Salesforce, Inc., 3.05%, 07/15/61 ....... 171 117,346
VMware, Inc.
1.80%, 08/15/28 ................. 132 111,468
2.20%, 08/15/31 ................. 699 553,405
5,847,805
Specialized REITs — 0.5%
American Tower Corp.
3.95%, 03/15/29 ................. 703 658,390
3.80%, 08/15/29 ................. 242 224,902
2.10%, 06/15/30 ................. 159 129,907
1.88%, 10/15/30 ................. 176 139,588
Crown Castle, Inc.
3.15%, 07/15/23 ................. 17 16,895
3.80%, 02/15/28 ................. 369 350,187
3.10%, 11/15/29 ................. 1,081 960,824
3.30%, 07/01/30 ................. 591 532,935
2.25%, 01/15/31 ................. 193 159,954
2.10%, 04/01/31 ................. 249 203,464
2.50%, 07/15/31 ................. 179 150,444
Equinix, Inc.
2.15%, 07/15/30 ................. 896 732,618
3.90%, 04/15/32 ................. 108 98,181
4,358,289
Specialty Retail — 0.1%
Lowe's Cos., Inc.
4.50%, 04/15/30 ................. 870 859,752
2.80%, 09/15/41 ................. 218 154,517
1,014,269
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.
2.65%, 05/11/50 ................. 124 87,412
2.80%, 02/08/61 ................. 638 434,195
Dell International LLC
4.90%, 10/01/26 ................. 128 127,676
8.35%, 07/15/46 ................. 20 24,364
3.45%, 12/15/51
(b)
................ 158 102,835
Hewlett Packard Enterprise Co., 5.90%,
10/01/24 ..................... 680 688,574
HP, Inc., 6.00%, 09/15/41 ............ 151 154,582
1,619,638
Tobacco — 0.4%
Altria Group, Inc.
3.13%, 06/15/31 ................. EUR 460 425,471
5.80%, 02/14/39 ................. USD 308 300,686
3.40%, 02/04/41 ................. 162 114,537

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Tobacco (continued)
4.50%, 05/02/43 ................. USD 265 $ 211,895
BAT Capital Corp., 3.98%, 09/25/50 ..... 201 137,995
Philip Morris International, Inc.
5.13%, 11/17/27 ................. 608 622,172
4.88%, 02/15/28 ................. 932 940,650
1.45%, 08/01/39 ................. EUR 395 247,913
Reynolds American, Inc., 5.85%, 08/15/45 .. USD 429 386,769
3,388,088
Wireless Telecommunication Services — 0.2%
Millicom International Cellular SA, 6.63%,
10/15/26
(b)
.................... 180 171,484
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 ................. 664 595,907
4.55%, 03/15/52 ................. 186 152,998
T-Mobile USA, Inc.
3.88%, 04/15/30 ................. 533 500,121
5.20%, 01/15/33 ................. 123 125,450
1,545,960
Total Corporate Bonds — 21.5%
(Cost: $183,643,733) ............................. 175,469,795
Floating Rate Loan Interests
Broadline Retail — 0.0%
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. LIBOR USD at 0.50%
Floor + 3.25%), 8.09%
,
 11/24/28
(a)
..... 61 60,881
Building Products — 0.0%
(a)
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.41%
,
 10/02/28 ........... 32 29,610
CP Iris Holdco I, Inc., Delayed Draw 1st Lien
Term Loan, 10/02/28
(l)
.............. 6 5,309
34,919
Chemicals — 0.1%
(a)
Bakelite US Holdco, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.05%
,
 05/29/29 ................. 286 271,548
LSF11 A5 Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.42%
,
 10/15/28 ................. 61 59,014
330,562
Commercial Services & Supplies — 0.0%
Allied Universal Holdco LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.66%
,
 05/12/28
(a)
................ 141 133,536
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ENR, Term
Loan A, (3-mo. LIBOR USD + 3.75%),
0.00%
,
 05/21/23
(a)(f)(g)(h)
............. 21 1,575
Diversified Telecommunication Services — 0.1%
Connect Finco SARL, Term Loan, (1-mo.
LIBOR USD at 1.00% Floor + 3.50%),
8.35%
,
 12/11/26
(a)
................ 264 261,905
Financial Services — 0.1%
Caliber Home Loans , Inc. , Term Loan, (1- mo.
SOFR USD + 3.25%), 8.18%
,
 07/24/25
(a)(h)
610 606,950
Security
Par (000)
Par (000) Value
Food Products — 0.0%
BCPE North Star US Holdco 2, Inc., 1st Lien
Term Loan, (3-mo. LIBOR USD at 0.75%
Floor + 4.00%), 9.16%
,
 06/09/28
(a)
..... USD 190 $ 173,479
Health Care Providers & Services — 0.0%
(a)
AEA International Holdings SARL, 1st Lien
Term Loan, (3-mo. LIBOR USD at 0.50%
Floor + 3.75%), 8.94%
,
 09/07/28
(h)
..... 147 146,132
Select Medical Corp., Term Loan B, (1-mo.
LIBOR USD + 2.50%), 7.35%
,
 03/06/25 . 45 44,482
190,614
Hotels, Restaurants & Leisure — 0.1%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan, (1-mo. LIBOR USD + 3.75%),
8.59%
,
 02/02/26 ................. 151 143,965
Bally's Corp., Facility Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
7.96%
,
 10/02/28 ................. 319 303,872
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.81%
,
 01/27/29 ........... 207 202,958
Herschend Entertainment Co. LLC, Term
Loan, (1-mo. LIBOR USD at 0.50% Floor +
3.75%), 8.63%
,
 08/27/28 ........... 75 74,237
725,032
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan, (1-
mo. LIBOR USD at 0.75% Floor + 4.00%),
8.75%
,
 10/06/28
(a)
................ 78 65,566
IT Services — 0.0%
ConnectWise LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 09/29/28
(a)
................ 155 149,378
Media — 0.0%
Gray Television, Inc., Term Loan D, (1-mo. CME
Term SOFR + 3.00%), 7.66%
,
 12/01/28
(a)
229 222,371
Specialty Retail — 0.0%
Tory Burch LLC, Term Loan B, (1-mo.
LIBOR USD at 0.50% Floor + 3.50%),
8.34%
,
 04/16/28
(a)
................ 136 125,840
Total Floating Rate Loan Interests — 0.4%
(Cost: $3,202,364) .............................. 3,082,608
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
7.00%, 09/30/33
(d)(j)
............... 29 19,172
7.00%, 12/15/47
(b)
................ 33 20,625
39,797
Colombia — 0.1%
Ecopetrol SA
5.88%, 09/18/23 ................. 18 17,977
4.13%, 01/16/25 ................. 92 88,596
6.88%, 04/29/30 ................. 343 313,859
Empresas Publicas de Medellin ESP, 4.25%
,
07/18/29
(b)
..................... 200 151,288
571,720

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Mexico — 0.0%
Petroleos Mexicanos
4.88%, 01/18/24 ................. USD 46 $ 45,333
Series 13-2, 7.19%, 09/12/24 ........ MXN 11 56,605
6.88%, 08/04/26 ................. USD 27 25,512
6.50%, 03/13/27 ................. 100 90,360
8.75%, 06/02/29 ................. 225 207,990
6.70%, 02/16/32 ................. 37 29,334
6.35%, 02/12/48 ................. 67 41,456
496,590
Total Foreign Agency Obligations — 0.1%
(Cost: $1,204,598) .............................. 1,108,107
Foreign Government Obligations
Colombia — 0.0%
Republic of Colombia
5.75%, 11/03/27 ................. COP 641,000 111,134
7.00%, 03/26/31 ................. 192,000 31,719
8.00%, 04/20/33 ................. USD 200 205,100
7.25%, 10/18/34 ................. COP 334,000 51,787
399,740
Czech Republic — 0.0%
Czech Republic
0.95%, 05/15/30
(j)
................ CZK 900 32,041
5.00%, 09/30/30 ................. 2,590 121,695
4.20%, 12/04/36
(j)
................ 860 37,807
191,543
Indonesia — 0.1%
Republic of Indonesia
6.38%, 08/15/28 ................. IDR 1,314,000 87,571
9.00%, 03/15/29 ................. 621,000 46,484
8.25%, 05/15/29 ................. 951,000 68,858
3.05%, 03/12/51 ................. USD 441 324,183
527,096
Mexico — 0.3%
United Mexican States
5.00%, 03/06/25 ................. MXN 46 231,597
5.75%, 03/05/26 ................. 32 157,956
7.50%, 06/03/27 ................. 36 189,440
8.50%, 05/31/29 ................. 60 327,234
2.66%, 05/24/31 ................. USD 598 500,526
8.50%, 11/18/38 ................. MXN 9 45,634
4.50%, 01/31/50 ................. USD 1,011 814,676
2,267,063
Morocco — 0.0%
Kingdom of Morocco, 6.50%
,
09/08/33
(b)
... 200 206,000
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ................. 347 332,209
4.50%, 04/01/56 ................. 488 362,127
694,336
Peru — 0.1%
Republic of Peru
4.13%, 08/25/27 ................. 231 226,279
3.55%, 03/10/51 ................. 356 260,058
486,337
Philippines — 0.1%
Republic of Philippines
3.00%, 02/01/28 ................. 516 485,097
Security
Par (000)
Par (000) Value
Philippines (continued)
3.20%, 07/06/46 ................. USD 329 $ 243,907
729,004
Poland — 0.0%
Republic of Poland, 4.88%
,
10/04/33 ...... 232 231,009
Romania — 0.0%
Romania Government Bond, 2.13%
,
03/07/28
(j)
EUR 54 49,716
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(f)(g)
... RUB 13,759 8,860
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(j)
. USD 200 141,288
South Africa — 0.0%
Republic of South Africa, 9.00%
,
01/31/40 .. ZAR 1,288 58,776
Spain — 0.0%
Bonos y Obligaciones del Estado, 3.15%
,
04/30/33
(b)(j)
..................... EUR 250 266,923
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38%, 10/27/27 ................. USD 179 179,294
5.10%, 06/18/50 ................. 234 234,487
413,781
Total Foreign Government Obligations — 0.8%
(Cost: $7,837,507) .............................. 6,671,472
Shares
Shares
Investment Companies
BlackRock Allocation Target Shares - BATS
Series A
(m)
..................... 14,408,518 132,414,278
Total Investment Companies — 16.3%
(Cost: $144,284,000) ............................. 132,414,278
Par (000)
Par (000)
Municipal Bonds
California — 0.3%
Bay Area Toll Authority , Series 2010S-1, RB,
7.04%, 04/01/50 ................. 290 381,595
Los Angeles Community College District , Series
2010E, GO, 6.60%, 08/01/42 ......... 110 138,332
Los Angeles Unified School District , Series
2010RY, GO, 6.76%, 07/01/34 ........ 500 578,927
State of California
Series 2018, GO, 4.60%, 04/01/38 ..... 815 789,586
Series 2009, GO, 7.55%, 04/01/39 ..... 65 84,063
University of California , Series 2012AD, RB,
4.86%, 05/15/12 ................. 25 22,620
1,995,123
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A, RB, 6.64%, 04/01/57 ........ 53 58,472
Illinois — 0.1%
State of Illinois , Series 2003, GO,
5.10%, 06/01/33 ................. 775 772,170
Massachusetts — 0.0%
Massachusetts Housing Finance Agency ,
Series 2015A, RB, AMT, 4.50%, 12/01/48 30 29,017

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F,
RB, 7.41%, 01/01/40 .............. USD 167 $ 209,969
New York — 0.0%
Metropolitan Transportation Authority , Series
2010A, RB, 6.67%, 11/15/39 ......... 75 80,866
New York City Municipal Water Finance
Authority
Series 2010EE, RB, 6.01%, 06/15/42 ... 35 40,291
Series 2011CC, RB, 5.88%, 06/15/44 ... 55 62,636
New York State Dormitory Authority , Series
2010H, RB, 5.39%, 03/15/40 ......... 60 63,094
Port Authority of New York & New Jersey
Series 2010-165, RB, 5.65%, 11/01/40 .. 120 130,135
Series 2014-181, RB, 4.96%, 08/01/46 .. 195 199,344
576,366
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A,
RB, 8.08%, 02/15/50 .............. 135 185,173
Texas — 0.1%
City of San Antonio Electric & Gas Systems ,
Series 2010A, RB, 5.81%, 02/01/41 .... 215 235,950
State of Texas , Series 2009A, GO,
5.52%, 04/01/39 ................. 215 236,487
472,437
Total Municipal Bonds — 0.5%
(Cost: $4,794,270) .............................. 4,298,727
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.4%
Alternative Loan Trust
Series 2005-22T1, Class A1, (1-mo. LIBOR
USD at 0.35% Floor and 5.42% Cap +
0.35%), 5.20%, 06/25/35
(a)
........ 99 80,446
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 4.14%, 02/25/36
(a)
........ 14 12,178
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 .................... 48 25,341
Series 2006-15CB, Class A1, 6.50%,
06/25/36 .................... 8 3,871
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 4.87%, 11/25/46
(a)
52 38,971
Series 2006-OA16, Class A4C, (1-mo.
LIBOR USD at 0.68% Floor + 0.68%),
5.53%, 10/25/46
(a)
.............. 136 96,072
Series 2006-OA8, Class 1A1, (1-mo. LIBOR
USD at 0.38% Floor + 0.38%), 5.23%,
07/25/46
(a)
................... 7 5,776
Series 2006-OC10, Class 2A3, (1-mo.
LIBOR USD at 0.46% Floor + 0.46%),
5.31%, 11/25/36
(a)
.............. 56 46,024
Series 2006-OC7, Class 2A3, (1-mo. LIBOR
USD at 0.50% Floor + 0.50%), 5.35%,
07/25/46
(a)
................... 61 52,020
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 9 4,486
Series 2007-OA3, Class 1A1, (1-mo. LIBOR
USD at 0.28% Floor + 0.28%), 5.13%,
04/25/47
(a)
................... 13 11,174
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
(a)
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 4.08%, 10/25/46 ......... USD 45 $ 30,378
Series 2006-4, Class 1A12, (1-mo. LIBOR
USD at 0.21% Floor + 0.21%), 5.06%,
10/25/46 .................... 51 26,950
Series 2007-1, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.70% Floor + 0.70%), 3.84%,
02/25/47 .................... 51 19,999
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 2.98%, 07/31/57 279 111,270
Series 2016-3, Class 3A, (1-mo. LIBOR
USD at 2.85% Floor + 2.85%), 7.70%,
09/27/46 .................... 37 36,517
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 125 32,682
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 .................... 60 57,387
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. LIBOR USD at 0.45%
Floor + 0.45%), 5.30%, 09/25/37
(a)(b)
.... 80 72,816
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo. LIBOR
USD at 0.28% Floor and 11.00% Cap +
0.28%), 5.13%, 08/25/36 ......... 14 13,247
Series 2007-AR2, Class A1, (1-mo. LIBOR
USD at 0.17% Floor and 10.50% Cap +
0.17%), 5.02%, 03/25/37 ......... 70 62,634
Series 2007-AR3, Class 1A1, (1-mo. LIBOR
USD at 0.14% Floor and 10.50% Cap +
0.14%), 4.99%, 03/25/37 ......... 9 7,371
Series 2007-AR4, Class 1A1, (1-mo. LIBOR
USD at 0.40% Floor and 10.50% Cap +
0.40%), 5.25%, 09/25/47 ......... 32 27,603
Series 2007-AR4, Class 2A1, (1-mo. LIBOR
USD at 0.21% Floor and 10.50% Cap +
0.21%), 5.06%, 06/25/37 ......... 10 8,945
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ....... 652 293,165
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 4.10%, 04/25/46
(a)
........ 128 39,891
Series 2006-OA5, Class 3A1, (1-mo. LIBOR
USD at 0.40% Floor + 0.40%), 5.25%,
04/25/46
(a)
................... 15 13,832
Series 2007-15, Class 2A2, 6.50%, 09/25/37 174 74,708
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%, 12/25/37 38 32,103
Series 2008-2, Class 1A1, 6.50%, 06/25/38 54 42,316
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
..................... 281 117,079
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1, (1-
mo. LIBOR USD at 1.35% Floor and 6.25%
Cap + 1.35%), 6.20%, 11/25/35
(a)
...... 41 9,844
CSMC Trust, Series 2009-5R, Class 4A4,
2.97%, 06/25/36
(a)(b)(h)
.............. —
(c)
1

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (1-mo. LIBOR
USD at 0.34% Floor + 0.34%), 5.19%,
08/25/47
(a)
..................... USD 92 $ 77,406
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB3, Class A8, (1-mo. LIBOR
USD + 0.00%), 6.36%, 07/25/36
(a)
..... 7 6,142
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap + 2.00%),
5.14%, 03/25/36
(a)
................ 13 12,355
GSMPS Mortgage Loan Trust
(a)(b)
Series 2005-RP1, Class 1AF, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.20%,
01/25/35 .................... 32 28,412
Series 2005-RP2, Class 1AF, (1-mo. LIBOR
USD at 0.35% Floor + 0.35%), 5.20%,
03/25/35 .................... 36 31,399
Series 2006-RP1, Class 1AF1, (1-mo.
LIBOR USD at 0.35% Floor and 9.15%
Cap + 0.35%), 5.20%, 01/25/36 ..... 30 23,914
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 ......... 3 3,118
HarborView Mortgage Loan Trust, Series 2007-
4, Class 2A2, (1-mo. LIBOR USD at 0.25%
Floor and 10.00% Cap + 0.50%), 5.01%,
07/19/47
(a)
..................... 88 76,638
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR19, Class 3A1, 3.36%,
09/25/37 .................... 68 42,671
Series 2007-FLX5, Class 2A2, (1-mo.
LIBOR USD at 0.24% Floor + 0.24%),
5.09%, 08/25/37 ............... 80 67,285
MASTR Resecuritization Trust, Series 2008-3,
Class A1, 4.19%, 08/25/37
(a)(b)
........ 15 8,917
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2, (1-mo. LIBOR
USD at 0.42% Floor + 0.42%), 5.27%,
04/25/37
(a)
..................... 100 81,086
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. LIBOR USD
at 0.34% Floor and 9.00% Cap + 0.34%),
5.00%, 04/16/36
(a)(b)
............... 222 208,410
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
. 38 36,114
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (1-mo.
LIBOR USD at 0.42% Floor + 0.42%),
5.27%, 06/25/37
(a)
................ 11 9,139
PRPM LLC
(b)
Series 2022-1, Class A1, 3.72%, 02/25/27
(d)
814 774,273
Series 2023-1, Class A1, 6.88%, 02/25/28
(a)
376 374,801
RALI Trust, Series 2007-QH9, Class A1, 4.37%,
11/25/37
(a)
..................... 22 17,605
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. LIBOR USD at 0.40%
Floor and 9.50% Cap + 0.40%), 5.25%,
09/25/35
(a)(b)
.................... 3 2,426
Seasoned Credit Risk Transfer Trust, Series
2018-1, Class BX, 3.31%, 05/25/57
(a)
... 19 6,602
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.62%,
04/25/36
(a)
..................... 38 22,357
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR4, Class 3A1, (1-mo. LIBOR
USD at 0.38% Floor and 10.50% Cap +
0.38%), 5.23%, 06/25/36 ......... USD 56 $ 45,213
Series 2006-AR5, Class 2A1, (1-mo. LIBOR
USD at 0.42% Floor and 10.50% Cap +
0.42%), 5.27%, 05/25/46 ......... 32 21,338
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 36 32,457
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(d)
................... 25 21,967
3,539,142
Commercial Mortgage-Backed Securities — 0.7%
245 Park Avenue Trust, Series 2017-245P,
Class E, 3.66%, 06/05/37
(a)(b)
......... 200 146,552
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class D, (1-mo. LIBOR
USD at 1.54% Floor + 1.54%), 6.12%,
09/15/34 .................... 100 92,583
Series 2017-280P, Class E, (1-mo. LIBOR
USD at 2.12% Floor + 2.12%), 6.70%,
09/15/34 .................... 137 124,231
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. LIBOR USD at 2.10% Floor
+ 2.10%), 6.78%, 04/15/35
(a)(b)
........ 19 17,613
BAMLL Commercial Mortgage Securities
Trust
(a)(b)
Series 2015-200P, Class F, 3.60%, 04/14/33 300 247,572
Series 2017-SCH, Class CL, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.19%,
11/15/32 .................... 100 90,426
Series 2017-SCH, Class DL, (1-mo. LIBOR
USD at 2.00% Floor + 2.00%), 6.68%,
11/15/32 .................... 100 86,627
Series 2018-DSNY, Class D, (1-mo. LIBOR
USD at 1.70% Floor + 1.70%), 6.38%,
09/15/34 .................... 650 617,339
Bayview Commercial Asset Trust
(a)(b)
Series 2005-4A, Class A1, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.30%,
01/25/36 .................... 27 24,788
Series 2005-4A, Class M1, (1-mo. LIBOR
USD at 0.45% Floor + 0.68%), 5.52%,
01/25/36 .................... 20 18,086
Series 2006-1A, Class A2, (1-mo. LIBOR
USD at 0.54% Floor + 0.54%), 5.39%,
04/25/36 .................... 6 5,743
Series 2006-3A, Class A1, (1-mo. LIBOR
USD at 0.25% Floor + 0.38%), 5.22%,
10/25/36 .................... 10 9,045
Series 2006-3A, Class A2, (1-mo. LIBOR
USD at 0.30% Floor + 0.45%), 5.30%,
10/25/36 .................... 8 7,556
Series 2007-2A, Class A1, (1-mo. LIBOR
USD at 0.27% Floor + 0.27%), 5.12%,
07/25/37 .................... 18 16,002
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. LIBOR USD at 0.72% Floor
+ 0.72%), 5.56%, 03/15/37
(a)(b)
........ 35 32,025
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
................ 67 63,408

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BHMS, Series 2018-ATLS, Class A, (1-mo.
LIBOR USD at 1.25% Floor + 1.25%),
5.93%, 07/15/35
(a)(b)
............... USD 140 $ 134,638
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 .................... 150 140,304
Series 2013-1515, Class C, 3.45%, 03/10/33 105 96,346
BX Commercial Mortgage Trust, Series 2020-
VKNG, Class A, (1-mo. CME Term SOFR at
1.04% Floor + 1.04%), 5.87%, 10/15/37
(a)(b)
60 58,297
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 60 43,175
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.55%, 08/13/37 .... 110 73,747
Series 2017-GM, Class D, 3.42%, 06/13/39 200 152,158
Series 2017-GM, Class E, 3.42%, 06/13/39 50 36,704
CAMB Commercial Mortgage Trust, Series
2019-LIFE, Class D, (1-mo. LIBOR USD at
1.75% Floor + 1.75%), 6.43%, 12/15/37
(a)(b)
100 97,487
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 5.15%,
05/22/34
(a)(b)
.................... EUR 364 374,967
CD Mortgage Trust, Series 2017-CD3, Class
A4, 3.63%, 02/10/50 .............. USD 30 28,002
CFCRE Commercial Mortgage Trust, Series
2016-C3, Class A3, 3.87%, 01/10/48 .... 10 9,558
CFK Trust, Series 2019-FAX, Class D, 4.64%,
01/15/39
(a)(b)
.................... 126 108,768
Citigroup Commercial Mortgage Trust, Series
2016-GC37, Class C, 4.92%, 04/10/49
(a)
. 20 18,225
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(a)(b)
.... 100 77,708
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE4, Class A, (1-mo. LIBOR
USD at 0.98% Floor + 0.98%), 5.66%,
05/15/36
(a)(b)
.................... 696 689,223
CSMC Trust
(b)
Series 2017-PFHP, Class A, (1-mo. LIBOR
USD at 0.95% Floor + 0.95%), 5.63%,
12/15/30
(a)
................... 60 56,602
Series 2017-TIME, Class A, 3.65%, 11/13/39 100 84,653
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.97%, 09/09/24
(a)
.............. 224 223,345
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.53%, 10/10/34 .... 210 185,324
Series 2017-BRBK, Class F, 3.53%,
10/10/34 .................... 80 67,999
GS Mortgage Securities Corp. II, Series 2005-
ROCK, Class A, 5.37%, 05/03/32
(b)
..... 100 98,525
GS Mortgage Securities Corp. Trust, Series
2017-GPTX, Class A, 2.86%, 05/10/34
(b)
. 100 91,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
..................... 110 103,410
IMT Trust
(b)
Series 2017-APTS, Class AFX, 3.48%,
06/15/34 .................... 100 96,634
Series 2017-APTS, Class EFX, 3.50%,
06/15/34
(a)
................... 100 93,296
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.12%,
12/15/48
(a)(b)
.................... 100 83,128
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP7, Class B, 4.05%, 09/15/50 10 8,889
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2022-NXSS, Class
A, (1-mo. CME Term SOFR at 2.18% Floor +
2.18%), 7.01%, 09/15/39
(a)(b)
......... USD 300 $ 298,117
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class
1A, (1-mo. LIBOR USD at 0.25% Floor +
0.25%), 5.10%, 03/25/37
(a)(b)
......... 4 3,858
LSTAR Commercial Mortgage Trust, Series
2015-3, Class AS, 3.15%, 04/20/48
(a)(b)
.. 9 8,651
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39
(a)(b)
...... 190 127,027
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
6.93%, 08/19/35
(a)(b)
............... 270 265,976
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2017-2, Class M3, (3-mo. LIBOR
USD + 0.00%), 4.24%, 11/25/47 ..... 60 48,401
Series 2017-2, Class M4, 5.00%, 11/25/47 30 23,081
Wells Fargo Commercial Mortgage Trust,
Series 2017-HSDB, Class A, (1-mo. LIBOR
USD at 1.10% Floor + 1.10%), 5.91%,
12/13/31
(a)(b)
.................... 151 149,622
5,856,441
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
BAMLL Commercial Mortgage Securities
Trust, Series 2016-SS1, Class XA, 0.56%,
12/15/35
(b)
..................... 15,000 189,511
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class
XB, 0.59%, 02/15/50 .............. 1,000 20,616
BBCMS Trust, Series 2015-SRCH, Class XA,
0.91%, 08/10/35
(b)
................ 954 28,744
BB-UBS Trust, Series 2012-SHOW, Class XA,
0.60%, 11/05/36
(b)
................ 3,475 29,667
Benchmark Mortgage Trust
Series 2018-B8, Class XA, 0.63%, 01/15/52 4,609 122,328
Series 2019-B9, Class XA, (1-mo. LIBOR
USD + 0.00%), 1.03%, 03/15/52 .... 1,029 47,571
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.69%, 05/10/58 ... 170 3,298
Commercial Mortgage Trust
Series 2015-3BP, Class XA, 0.06%,
02/10/35
(b)
................... 1,916 3,092
Series 2015-CR25, Class XA, 0.80%,
08/10/48 .................... 178 2,754
CSAIL Commercial Mortgage Trust, Series
2017-CX10, Class XB, 0.17%, 11/15/50 .. 1,430 15,073
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA, 0.80%,
09/15/47 .................... 1,005 7,386
Series 2014-C23, Class XA, 0.59%,
09/15/47 .................... 966 5,671
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
..................... 1,800 39,573
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 900 19,064
Morgan Stanley Bank of America Merrill Lynch
Trust
(b)
Series 2014-C19, Class XF, 1.18%,
12/15/47 .................... 130 2,506
Series 2015-C26, Class XD, 1.31%,
10/15/48 .................... 120 3,522

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XD, 1.60%,
03/15/49
(b)
................... USD 1,000 $ 41,233
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
................... 110 8,010
Series 2019-L2, Class XA, 1.00%, 03/15/52 375 16,936
One Market Plaza Trust
(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 .................... 1,880 54
Series 2017-1MKT, Class XNCP, 0.09%,
02/10/32 .................... 376 986
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class XD, 1.25%,
08/15/49
(b)
..................... 1,000 34,448
642,043
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(i)
.... 112 18,308
Total Non-Agency Mortgage-Backed Securities — 1.2%
(Cost: $11,222,716) .............................. 10,055,934
Beneficial Interest
(000)
Other Interests
(n)
Capital Markets — 0.0%
(f)(g)(h)
Lehman Brothers Holdings, Capital Trust VII . 185 —
Lehman Brothers Holdings, Inc.
(a)
........ 1,025 —
Total Other Interests — 0.0%
(Cost: $12) ................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.1%
State Street Corp.
(a)(e)(g)
Series F, (3-mo. LIBOR USD + 3.60%),
8.46% ...................... 68 67,487
Series H, (3-mo. LIBOR USD + 2.54%),
5.63% ...................... 349 325,522
393,009
Total Preferred Securities — 0.1%
(Cost: $420,056) ................................ 393,009
U.S. Government Sponsored Agency Securities
(o)
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Variable Rate
Notes, Series 2017-DNA3, Class B1, (1-mo.
LIBOR USD + 4.45%), 9.30%, 03/25/30
(a)
250 260,574
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2015-48, 0.91%, 02/16/50 ...... 16 378
Series 2015-173, 0.60%, 09/16/55 ..... 114 2,558
2,936
Mortgage-Backed Securities — 42.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 .......... 252 238,700
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 09/01/27 - 12/01/46 .......... USD 854 $ 792,597
3.50%, 02/01/31 - 01/01/48 .......... 1,651 1,583,778
4.00%, 08/01/40 - 12/01/45 .......... 133 130,820
4.50%, 02/01/39 - 04/01/49 .......... 2,346 2,348,314
5.00%, 10/01/41 - 11/01/48 .......... 100 101,849
5.50%, 02/01/35 - 06/01/41 .......... 89 91,952
Federal National Mortgage Association
4.00%, 01/01/41 ................. 8 7,386
6.00%, 07/01/39 ................. 73 75,079
Government National Mortgage Association
2.00%, 08/20/50 - 02/20/51 .......... 4,959 4,236,001
2.00%, 04/15/53
(o)
................ 7,118 6,046,235
2.50%, 04/20/51 - 01/20/53 .......... 9,187 8,091,338
2.50%, 04/15/53
(o)
................ 3,953 3,479,004
3.00%, 02/15/45 - 01/20/52 .......... 5,245 4,796,735
3.00%, 04/15/53
(o)
................ 3,867 3,521,856
3.50%, 01/15/42 - 11/20/46 .......... 3,550 3,380,429
3.50%, 04/15/53
(o)
................ 3,394 3,182,118
4.00%, 04/20/39 - 12/20/47 .......... 883 864,006
4.00%, 04/15/53
(o)
................ 3,735 3,595,346
4.50%, 12/20/39 - 07/20/49 .......... 701 700,806
4.50%, 04/15/53
(o)
................ 2,605 2,565,800
5.00%, 12/15/38 - 07/20/44 .......... 66 68,405
5.00%, 04/15/53
(o)
................ 1,941 1,943,426
5.50%, 04/15/53
(o)
................ 1,047 1,058,840
6.00%, 04/15/53
(o)
................ 804 818,981
Uniform Mortgage-Backed Securities
1.50%, 12/01/35 - 03/01/51 .......... 12,711 10,529,229
1.50%, 04/25/38 - 04/25/53
(o)
......... 1,482 1,228,424
2.00%, 10/01/31 - 03/01/52 .......... 48,337 40,722,556
2.00%, 04/25/38 - 04/25/53
(o)
......... 13,601 11,611,005
2.50%, 09/01/27 - 04/01/52 .......... 37,511 32,942,831
2.50%, 04/25/38 - 04/25/53
(o)
......... 19,669 17,065,999
2.50%, 01/01/52
(p)
................ 6,133 5,344,568
3.00%, 04/01/28 - 08/01/52 .......... 18,241 16,686,224
3.00%, 04/25/38 - 05/25/53
(o)
......... 41,385 37,182,939
3.50%, 03/01/29 - 01/01/51 .......... 11,211 10,571,731
3.50%, 04/25/38 - 05/25/53
(o)
......... 19,027 17,688,416
4.00%, 08/01/31 - 06/01/52 .......... 19,374 18,803,134
4.00%, 04/25/38 - 04/25/53
(o)
......... 781 755,997
4.50%, 02/01/25 - 08/01/52 .......... 7,417 7,406,634
4.50%, 04/25/38 - 04/25/53
(o)
......... 284 282,769
5.00%, 02/01/35 - 02/01/53 .......... 2,992 3,003,364
5.00%, 04/25/53
(o)
................ 22,925 22,864,354
5.50%, 02/01/35 - 03/01/53 .......... 1,850 1,879,501
5.50%, 04/25/53
(o)
................ 15,263 15,417,120
6.00%, 04/01/35 - 03/01/53 .......... 7,139 7,402,010
6.00%, 04/25/53
(o)
................ 12,183 12,434,240
6.50%, 05/01/40 ................. 57 60,265
345,603,111
Total U.S. Government Sponsored Agency Securities — 42.4%
(Cost: $358,287,487) ............................. 345,866,621
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 - 11/15/40 .......... 529 568,362
4.50%, 08/15/39 ................. 4,057 4,505,061
4.38%, 11/15/39 - 05/15/40 .......... 2,101 2,292,375
4.63%, 02/15/40 ................. 432 486,169
1.13%, 05/15/40 - 08/15/40 .......... 3,866 2,563,944
3.88%, 08/15/40 ................. 432 443,002
1.38%, 11/15/40 ................. 1,933 1,331,429
3.13%, 02/15/43 - 08/15/44 .......... 2,483 2,219,329

BlackRock Total Return V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.88%, 05/15/43 - 05/15/49 .......... USD 1,138 $ 976,388
3.63%, 08/15/43 - 02/15/53 .......... 599 582,980
3.75%, 11/15/43 ................. 528 521,524
2.50%, 02/15/45
(q)
................ 4,920 3,925,814
3.00%, 05/15/47 - 08/15/52 .......... 3,961 3,463,026
2.75%, 11/15/47
(q)
................ 4,920 4,093,209
3.00%, 02/15/48
(q)
................ 5,129 4,473,850
3.38%, 11/15/48
(p)
................ 7,080 6,622,566
2.25%, 08/15/49 - 02/15/52 .......... 1,946 1,462,231
2.38%, 11/15/49 - 05/15/51 .......... 6,487 4,983,931
1.63%, 11/15/50 ................. 1,951 1,250,834
U.S. Treasury Inflation Linked Notes
1.63%, 10/15/27 ................. 15,805 16,112,251
1.50%, 02/15/53 ................. 16 16,340
U.S. Treasury Notes
0.25%, 04/15/23 ................. 4,593 4,586,374
0.13%, 04/30/23 - 05/31/23 .......... 8,894 8,846,231
2.75%, 05/31/23 ................. 1,029 1,025,697
1.75%, 07/31/24 - 01/31/29 .......... 9,430 9,055,890
2.13%, 07/31/24 - 05/15/25 .......... 2,153 2,079,306
1.50%, 10/31/24 - 02/15/30 .......... 10,676 10,091,589
2.00%, 02/15/25 - 11/15/26 .......... 2,610 2,481,486
2.63%, 04/15/25 - 02/15/29 .......... 20,384 19,590,132
0.38%, 04/30/25 - 09/30/27 .......... 14,557 13,295,432
2.75%, 05/15/25 - 08/15/32 .......... 13,102 12,501,688
0.75%, 05/31/26 ................. 4,768 4,337,018
1.25%, 11/30/26 - 08/15/31 .......... 19,353 16,901,883
2.38%, 05/15/27 - 05/15/29 .......... 2,443 2,303,003
0.50%, 05/31/27 - 08/31/27 .......... 4,752 4,158,217
3.25%, 06/30/27 ................. 15,760 15,487,402
2.25%, 08/15/27 ................. 3,746 3,533,678
2.88%, 08/15/28 - 05/15/32 .......... 1,073 1,024,172
3.13%, 11/15/28 ................. 1,164 1,134,718
1.88%, 02/28/29 - 02/15/32 .......... 191 169,913
1.63%, 08/15/29 ................. 1,320 1,177,378
3.88%, 09/30/29 - 12/31/29 .......... 9,109 9,264,802
4.00%, 10/31/29
(q)
................ 7,851 8,040,221
1.63%, 05/15/31
(q)
................ 4,730 4,110,850
Total U.S. Treasury Obligations — 26.8%
(Cost: $229,784,413) ............................. 218,091,695
Total Long-Term Investments — 114.2%
(Cost: $978,786,334) ............................. 930,536,489
Short-Term Securities
Foreign Government Obligations — 0.1%
Mexico — 0.1%
United Mexican States
(r)
11.24%, 11/28/24 ................ MXN 1,282 591,525
Security
Par (000)
Par (000) Value
Mexico (continued)
11.11%, 01/23/25 ................ MXN 438 $ 202,921
794,446
Total Foreign Government Obligations — 0.1%
(Cost: $786,572) ................................ 794,446
Shares
Shares
Money Market Funds — 5.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70%
(m)(s)
................. 44,891,014 44,891,014
Total Money Market Funds — 5.5%
(Cost: $44,891,014) .............................. 44,891,014
Total Short-Term Securities — 5.6%
(Cost: $45,677,586) .............................. 45,685,460
Total Options Purchased — 0.1%
(Cost: $2,598,560) .............................. 2,411,983
Total Investments Before Options Written and TBA Sale
Commitments — 119.9%
(Cost: $1,027,062,480 ) ........................... 978,633,932
Total Options Written — (0.3)%
(Premium Received — $(3,581,647)) .................. (3,007,170)
Par (000)
Pa r (000)
TBA Sale Commitments
(o)
Mortgage-Backed Securities — (13.7)%
Government National Mortgage Association,
2.50%, 04/15/53 ................. USD (675) (594,088)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/38 ................. (416) (365,447)
2.00% ,  04/25/38 - 05/25/53 .......... (10,069) (8,469,887)
2.50% ,  04/25/53 - 05/25/53 .......... (10,066) (8,677,287)
3.00% ,  04/25/53 ................. (12,269) (11,008,275)
3.50% ,  04/25/53 ................. (5,561) (5,167,168)
4.00% ,  04/25/53 ................. (8,421) (8,054,025)
4.50% ,  04/25/53 ................. (26,641) (26,102,250)
5.00% ,  04/25/53 ................. (18,743) (18,693,214)
5.50% ,  04/25/53 ................. (14,150) (14,292,882)
6.00% ,  04/25/53 ................. (10,522) (10,739,019)
Total TBA Sale Commitments — (13.7)%
(Proceeds: $(111,443,367)) ........................ (112,163,542)
Total Investments Net of Options Written and TBA Sale
Commitments — 105.9%
(Cost: $912,037,466 ) ............................. 863,463,220
Liabilities in Excess of Other Assets — (5.9)% ............ (48,467,259)
Net Assets — 100.0% ..............................
$ 814,995,961
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Rounds to less than 1,000.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Perpetual security with no stated maturity date.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Non-income producing security.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(i)
Zero-coupon bond.
(j)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)
Affiliate of the Fund.
(n)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(o)
Represents or includes a TBA transaction.
(p)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(q)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(r)
Rates are discount rates or a range of discount rates as of period end.
(s)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 122,525,407 $ — $ (77,634,393)
(a)
$ — $ — $ 44,891,014 44,891,014 $ 796,579 $ —
BlackRock Allocation Target
Shares - BATS Series A .... 131,261,596 — — — 1,152,682 132,414,278 14,408,518 1,819,271 —
$ — $ 1,152,682 $ 177,305,292 $ 2,615,850 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 2 06/08/23 $ 256 $ (2,429)
Euro-Bund .............................................................. 30 06/08/23 4,420 (24,565)
Euro-Schatz ............................................................. 36 06/08/23 4,127 (29,177)
U.S. Treasury Long Bond ..................................................... 178 06/21/23 23,385 467,906
U.S. Treasury Ultra Bond ..................................................... 80 06/21/23 11,333 345,927
U.S. Treasury 5 Year Note .................................................... 381 06/30/23 41,776 505,594
3-mo. Euro Euribor ......................................................... 9 06/17/24 2,361 (4,614)
3-mo. SONIA Index ......................................................... 4 09/17/24 1,184 (2,043)
1,256,599
Short Contracts
Euro-BTP ............................................................... 42 06/08/23 5,254 (135,810)
Euro-Buxl ............................................................... 3 06/08/23 458 4,455
Japan 10 Year Bond ........................................................ 25 06/13/23 27,889 (514,054)
S&P 500 E-Mini Index ....................................................... 28 06/16/23 5,793 2,465
3-mo. Euro Euribor ......................................................... 25 06/19/23 6,545 3,367
U.S. Treasury 10 Year Note ................................................... 22 06/21/23 2,531 (9,187)
U.S. Treasury 10 Year Ultra Note ............................................... 85 06/21/23 10,308 (58,404)
3-mo. SOFR ............................................................. 3 12/19/23 716 4,832
3-mo. SOFR ............................................................. 32 03/19/24 7,658 7,201
(695,135)
$ 561,464
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 203,635 USD 39,000 Deutsche Bank AG 04/04/23 $ 1,177
BRL 509,666 USD 98,000 Goldman Sachs International 04/04/23 2,557
BRL 206,657 USD 39,000 JPMorgan Chase Bank NA 04/04/23 1,773
BRL 409,422 USD 78,000 Morgan Stanley & Co. International plc 04/04/23 2,778
AUD 216,000 USD 144,169 Morgan Stanley & Co. International plc 04/18/23 288
CAD 57,282 USD 42,000 Morgan Stanley & Co. International plc 04/18/23 392
CHF 72,132 USD 78,000 BNP Paribas SA 04/18/23 956
CLP 23,941,500 USD 30,000 BNP Paribas SA 04/18/23 69
CLP 23,935,500 USD 30,000 Citibank NA 04/18/23 61
COP 372,372,000 USD 78,000 Goldman Sachs International 04/18/23 1,752
CZK 7,728,890 USD 350,000 UBS AG 04/18/23 6,888
EUR 128,000 NOK 1,445,612 UBS AG 04/18/23 760
EUR 74,000 USD 78,272 BNP Paribas SA 04/18/23 2,044
EUR 56,000 USD 59,218 JPMorgan Chase Bank NA 04/18/23 1,562
EUR 104,000 USD 110,888 Morgan Stanley & Co. International plc 04/18/23 1,988
GBP 98,000 USD 119,962 Bank of America NA 04/18/23 966
GBP 22,000 USD 26,390 UBS AG 04/18/23 758
IDR 1,784,370,000 USD 116,000 Barclays Bank plc 04/18/23 3,344
JPY 8,392,956 EUR 58,000 Deutsche Bank AG 04/18/23 400
JPY 10,361,258 USD 78,000 JPMorgan Chase Bank NA 04/18/23 208
JPY 19,361,501 USD 143,000 Morgan Stanley & Co. International plc 04/18/23 3,142
MXN 1,508,120 USD 80,000 Citibank NA 04/18/23 3,462
MXN 616,916 USD 34,000 Deutsche Bank AG 04/18/23 142
MXN 6,053,834 USD 317,000 Goldman Sachs International 04/18/23 18,029
MXN 2,241,470 USD 118,000 HSBC Bank plc 04/18/23 6,046
NOK 841,412 USD 80,000 Citibank NA 04/18/23 418
NOK 852,464 USD 79,000 Deutsche Bank AG 04/18/23 2,474
NOK 617,716 USD 58,000 Goldman Sachs International 04/18/23 1,038
THB 5,070,000 USD 147,000 UBS AG 04/18/23 1,492

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 121,754 EUR 112,000 JPMorgan Chase Bank NA 04/18/23 $ 199
USD 80,000 JPY 10,489,440 HSBC Bank plc 04/18/23 826
USD 118,000 JPY 15,541,780 Morgan Stanley & Co. International plc 04/18/23 690
USD 84,000 THB 2,855,160 Deutsche Bank AG 04/18/23 378
ZAR 1,418,948 EUR 72,000 Morgan Stanley & Co. International plc 04/18/23 1,451
ZAR 2,169,770 USD 118,000 Barclays Bank plc 04/18/23 3,714
ZAR 1,458,082 USD 80,000 Goldman Sachs International 04/18/23 1,792
BRL 201,605 USD 39,000 Deutsche Bank AG 05/03/23 582
BRL 201,459 USD 39,000 Goldman Sachs International 05/03/23 553
COP 343,461,107 USD 68,851 Barclays Bank plc 05/10/23 4,352
EUR 28,923 USD 31,004 UBS AG 05/10/23 427
MXN 2,786,320 USD 152,221 Bank of New York Mellon 05/10/23 1,313
MXN 7,788,087 USD 416,698 JPMorgan Chase Bank NA 05/10/23 12,447
ZAR 898,400 USD 49,061 BNP Paribas SA 05/10/23 1,235
ZAR 2,219,284 USD 121,433 Morgan Stanley & Co. International plc 05/10/23 2,811
USD 110,000 TWD 3,282,730 Bank of America NA 05/16/23 2,060
EUR 593,749 USD 638,290 Barclays Bank plc 06/21/23 8,531
EUR 440,000 USD 471,129 Citibank NA 06/21/23 8,200
EUR 220,000 USD 235,558 Deutsche Bank AG 06/21/23 4,107
EUR 456,251 USD 489,591 JPMorgan Chase Bank NA 06/21/23 7,442
GBP 80,000 USD 97,427 Bank of America NA 06/21/23 1,415
GBP 270,000 USD 330,124 BNP Paribas SA 06/21/23 3,469
GBP 680,000 USD 831,258 JPMorgan Chase Bank NA 06/21/23 8,903
GBP 140,000 USD 170,659 Morgan Stanley & Co. International plc 06/21/23 2,316
GBP 140,000 USD 168,965 Toronto Dominion Bank 06/21/23 4,009
JPY 35,000,000 USD 260,817 Deutsche Bank AG 06/21/23 5,885
USD 533,212 JPY 69,010,000 Barclays Bank plc 06/21/23 7,352
USD 542,635 JPY 71,063,000 Deutsche Bank AG 06/21/23 1,131
USD 992,131 JPY 127,990,000 Goldman Sachs International 06/21/23 16,840
181,394
IDR 512,863,929 USD 34,248 Deutsche Bank AG 04/04/23 (45)
USD 40,000 BRL 213,603 BNP Paribas SA 04/04/23 (2,144)
USD 39,000 BRL 200,720 Deutsche Bank AG 04/04/23 (602)
USD 136,000 BRL 704,358 Goldman Sachs International 04/04/23 (2,969)
USD 39,000 BRL 204,601 UBS AG 04/04/23 (1,368)
AUD 86,000 CAD 78,297 Morgan Stanley & Co. International plc 04/18/23 (429)
CAD 157,438 EUR 108,000 Bank of America NA 04/18/23 (702)
CHF 72,978 USD 80,000 BNP Paribas SA 04/18/23 (118)
COP 362,937,600 GBP 64,000 HSBC Bank plc 04/18/23 (1,242)
EUR 114,000 PLN 537,278 Goldman Sachs International 04/18/23 (638)
JPY 15,584,880 USD 118,000 JPMorgan Chase Bank NA 04/18/23 (372)
KRW 251,621,880 USD 194,000 Citibank NA 04/18/23 (1,254)
KRW 76,959,600 USD 59,000 Deutsche Bank AG 04/18/23 (48)
KRW 77,006,800 USD 59,000 Goldman Sachs International 04/18/23 (12)
MXN 2,046,228 GBP 94,000 Deutsche Bank AG 04/18/23 (2,750)
NOK 805,756 EUR 72,000 BNP Paribas SA 04/18/23 (1,134)
USD 77,342 AUD 116,000 Goldman Sachs International 04/18/23 (238)
USD 22,000 CAD 30,003 HSBC Bank plc 04/18/23 (204)
USD 116,000 CAD 159,986 UBS AG 04/18/23 (2,400)
USD 40,000 CLP 32,664,000 Bank of America NA 04/18/23 (1,024)
USD 117,000 CLP 93,348,450 Citibank NA 04/18/23 (239)
USD 78,000 CLP 63,390,600 Goldman Sachs International 04/18/23 (1,614)
USD 78,000 COP 371,592,000 Goldman Sachs International 04/18/23 (1,586)
USD 79,445 EUR 74,000 BNP Paribas SA 04/18/23 (870)
USD 79,794 EUR 74,000 JPMorgan Chase Bank NA 04/18/23 (522)
USD 79,456 EUR 75,000 Morgan Stanley & Co. International plc 04/18/23 (1,944)
USD 39,254 GBP 33,000 BNP Paribas SA 04/18/23 (1,467)
USD 77,330 GBP 64,000 JPMorgan Chase Bank NA 04/18/23 (1,644)
USD 77,972 GBP 65,000 UBS AG 04/18/23 (2,235)
USD 21,000 HUF 7,524,151 JPMorgan Chase Bank NA 04/18/23 (376)
USD 21,000 HUF 7,527,330 Morgan Stanley & Co. International plc 04/18/23 (385)
USD 116,000 IDR 1,762,040,000 Standard Chartered Bank 04/18/23 (1,850)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 78,000 KRW 102,421,800 Citibank NA 04/18/23 $ (456)
USD 116,000 KRW 152,685,000 Morgan Stanley & Co. International plc 04/18/23 (958)
USD 534,333 MXN 10,167,806 Goldman Sachs International 04/18/23 (28,369)
USD 196,000 MXN 3,582,414 HSBC Bank plc 04/18/23 (2,258)
USD 79,000 NOK 847,481 Morgan Stanley & Co. International plc 04/18/23 (1,998)
USD 113,946 NZD 184,000 Morgan Stanley & Co. International plc 04/18/23 (1,114)
USD 133,000 ZAR 2,451,733 State Street Bank and Trust Co. 04/18/23 (4,530)
ZAR 1,423,416 USD 80,000 Bank of America NA 04/18/23 (154)
USD 40,000 BRL 206,624 Goldman Sachs International 05/03/23 (568)
USD 175,714 COP 854,320,440 Bank of America NA 05/10/23 (6,370)
USD 109,927 COP 527,244,935 Deutsche Bank AG 05/10/23 (2,446)
USD 82,260 EUR 76,393 Citibank NA 05/10/23 (758)
USD 314,296 MXN 5,968,383 Barclays Bank plc 05/10/23 (14,578)
USD 1,168,715 MXN 21,989,951 JPMorgan Chase Bank NA 05/10/23 (42,992)
USD 58,810 MXN 1,108,031 Morgan Stanley & Co. International plc 05/10/23 (2,246)
USD 231,274 ZAR 4,175,581 State Street Bank and Trust Co. 05/10/23 (2,490)
USD 86,289 CZK 1,970,945 HSBC Bank plc 06/07/23 (4,485)
USD 36,068 CZK 801,391 Morgan Stanley & Co. International plc 06/07/23 (841)
USD 64,213 CZK 1,442,374 UBS AG 06/07/23 (2,217)
EUR 310,000 USD 339,287 Barclays Bank plc 06/21/23 (1,578)
EUR 150,000 USD 163,854 Goldman Sachs International 06/21/23 (446)
EUR 400,000 USD 437,260 Morgan Stanley & Co. International plc 06/21/23 (1,506)
JPY 33,000,000 USD 256,719 Barclays Bank plc 06/21/23 (5,257)
JPY 129,000,000 USD 996,166 Goldman Sachs International 06/21/23 (13,179)
JPY 35,000,000 USD 270,287 Morgan Stanley & Co. International plc 06/21/23 (3,585)
USD 117,201 CAD 161,000 HSBC Bank plc 06/21/23 (2,081)
USD 97,529 EUR 90,000 Bank of America NA 06/21/23 (516)
USD 235,228 EUR 220,000 BNP Paribas SA 06/21/23 (4,437)
USD 355,990 EUR 330,000 Citibank NA 06/21/23 (3,507)
USD 1,088,625 EUR 1,010,000 JPMorgan Chase Bank NA 06/21/23 (11,653)
USD 986,521 EUR 920,000 Morgan Stanley & Co. International plc 06/21/23 (15,712)
USD 197,745 EUR 182,437 State Street Bank and Trust Co. 06/21/23 (998)
USD 706,014 EUR 653,524 Toronto Dominion Bank 06/21/23 (5,925)
USD 1,102,134 EUR 1,021,476 UBS AG 06/21/23 (10,646)
USD 495,449 GBP 410,000 Bank of America NA 06/21/23 (11,118)
USD 270,615 GBP 220,000 Barclays Bank plc 06/21/23 (1,202)
USD 326,822 GBP 270,000 BNP Paribas SA 06/21/23 (6,771)
USD 170,559 GBP 140,000 Goldman Sachs International 06/21/23 (2,415)
USD 328,638 GBP 270,000 Morgan Stanley & Co. International plc 06/21/23 (4,955)
USD 133,373 JPY 18,000,000 Bank of America NA 06/21/23 (3,788)
USD 127,245 JPY 17,000,000 BNP Paribas SA 06/21/23 (2,296)
USD 34,214 IDR 512,863,929 Barclays Bank plc 06/30/23 (30)
USD 170,879 IDR 2,575,660,386 HSBC Bank plc 06/30/23 (1,101)
USD 563,962 MXN 10,562,162 JPMorgan Chase Bank NA 08/31/23 (5,189)
(274,144)
$ (92,750)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... Down and In Bank of America NA 04/26/23 CAD 1.40 CAD 1.40 EUR 14 $ 256
$ –

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2 Year Note ...................... 5 05/26/23 USD 104.00 USD 1,000 $ 3,047
Put
3-mo. SOFR Interest Futures .................... 579 04/14/23 USD 95.81 USD 144,750 14,475
$ 17,522
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Barclays Bank plc 04/11/23 CLP 820.00 USD 158 $ 560
USD Currency ........................... Barclays Bank plc 04/13/23 CNH 6.95 USD 158 234
EUR Currency ........................... Bank of America NA 04/21/23 USD 1.13 EUR 1,200 253
USD Currency ........................... Citibank NA 04/28/23 NOK 11.00 USD 158 411
EUR Currency ........................... Deutsche Bank AG 05/05/23 USD 1.11 EUR 1,540 4,105
5,563
Put
USD Currency ........................... Deutsche Bank AG 04/20/23 NOK 10.40 USD 160 1,684
EUR Currency ........................... Morgan Stanley & Co. International plc 04/28/23 NOK 11.30 EUR 144 1,349
USD Currency ........................... Deutsche Bank AG 05/12/23 BRL 5.10 USD 158 3,417
EUR Currency ........................... Goldman Sachs International 06/29/23 USD 1.08 EUR 9,096 101,551
108,001
$ 113,564
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if USDJPY <
128.506 and JPY TONAR 10 year > 0.888 ........ Citibank NA 240,000 06/30/23 USD 30,842 $ 24,000
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.29% Semi-Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 % USD 10,536 $ 470,699
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.31% Semi-Annual Bank of America NA 02/15/24 3.31 USD 5,070 230,949
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.32% Semi-Annual Bank of America NA 02/15/24 3.32 USD 5,228 242,210
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.00% Semi-Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 5,704 200,478
2-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.20% Annual
Morgan Stanley & Co.
International plc 02/17/25 2.20 EUR 1,310 9,303
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.09% Semi-Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 686 37,461
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.08% Semi-Annual Bank of America NA 03/30/26 3.08 USD 2,339 126,769

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.10% Semi-Annual Citibank NA 03/30/26 3.10 % USD 776 $ 42,718
1,360,587
Put
10-Year Interest Rate Swap
(a)
3.29% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 02/14/24 3.29 USD 10,536 259,921
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.32 USD 5,228 124,162
10-Year Interest Rate Swap
(a)
3.31% Semi-Annual 1-day SOFR Annual Bank of America NA 02/15/24 3.31 USD 5,070 122,713
10-Year Interest Rate Swap
(a)
3.00% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/28/24 3.00 USD 5,704 200,479
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/27/26 3.09 USD 686 33,928
10-Year Interest Rate Swap
(a)
3.08% Semi-Annual 1-day SOFR Annual Bank of America NA 03/30/26 3.08 USD 2,339 116,676
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1-day SOFR Annual Citibank NA 03/30/26 3.10 USD 776 38,175
896,054
$ 2,256,641
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 2 Year Note ....................... 5 04/21/23 USD 104.50 USD 1,000 $ (547)
U.S. Treasury 5 Year Note ....................... 2 04/21/23 USD 109.00 USD 200 (1,922)
(2,469)
Put
3-mo. SOFR Interest Futures ..................... 772 04/14/23 USD 95.13 USD 193,000 (4,824)
U.S. Treasury 2 Year Note ....................... 5 04/21/23 USD 102.50 USD 1,000 (781)
U.S. Treasury 5 Year Note ....................... 2 04/21/23 USD 108.00 USD 200 (297)
U.S. Treasury 10 Year Note ...................... 4 05/26/23 USD 114.50 USD 400 (5,063)
(10,965)
$ (13,434)
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ............................. Barclays Bank plc 04/11/23 CLP 880.00 USD 198 $ (32)
USD Currency ............................. Barclays Bank plc 04/13/23 CNH 7.10 USD 158 (22)
EUR Currency ............................. Morgan Stanley & Co. International plc 04/28/23 NOK 11.50 EUR 144 (954)
–
(1,008)
–
Put
USD Currency ............................. Barclays Bank plc 04/11/23 CLP 750.00 USD 158 (33)
USD Currency ............................. Deutsche Bank AG 04/20/23 NOK 10.00 USD 240 (306)
USD Currency ............................. Deutsche Bank AG 05/12/23 BRL 4.90 USD 236 (1,574)
EUR Currency ............................. Goldman Sachs International 06/29/23 USD 1.02 EUR 9,096 (16,676)
–
(18,589)
–
$ (19,597)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 % USD 13,961 $ (452,637)
10-Year Interest Rate Swap
(a)
3.16% Semi-Annual 1-day SOFR Annual Deutsche Bank AG 01/04/24 3.16 USD 4,333 (156,222)
10-Year Interest Rate Swap
(a)
3.15% Semi-Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 4,333 (154,848)
10-Year Interest Rate Swap
(a)
3.11% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 11,689 (395,078)
10-Year Interest Rate Swap
(a)
2.95% Semi-Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 851 (41,459)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,023 (104,414)
10-Year Interest Rate Swap
(a)
3.12% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.12 USD 1,767 (98,271)
10-Year Interest Rate Swap
(a)
3.14% Semi-Annual 1-day SOFR Annual
Goldman Sachs
International 03/16/26 3.14 USD 2,356 (133,110)
10-Year Interest Rate Swap
(a)
3.13% Semi-Annual 1-day SOFR Annual Bank of America NA 03/23/26 3.13 USD 786 (44,360)
(1,580,399)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 12/19/23 3.11 USD 13,961 (411,983)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.16% Semi-Annual Deutsche Bank AG 01/04/24 3.16 USD 4,333 (120,313)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.15% Semi-Annual
JPMorgan Chase
Bank NA 01/08/24 3.15 USD 4,333 (122,746)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.11% Semi-Annual
Morgan Stanley & Co.
International plc 01/10/24 3.11 USD 11,689 (351,940)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 2.95% Semi-Annual
Morgan Stanley & Co.
International plc 03/13/26 2.95 USD 851 (46,041)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.02% Semi-Annual
Goldman Sachs
International 03/16/26 3.02 USD 2,023 (104,546)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.12% Semi-Annual
Goldman Sachs
International 03/16/26 3.12 USD 1,767 (85,703)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.14% Semi-Annual
Goldman Sachs
International 03/16/26 3.14 USD 2,356 (112,715)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.13% Semi-Annual Bank of America NA 03/23/26 3.13 USD 786 (37,753)
(1,393,740)
$ (2,974,139)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover Index Series 39.V1 . 5.00 % Quarterly 06/20/28 EUR 155 $ (4,658) $ (1,600) $ (3,058)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 130,448 $ (1,768) $ — $ (1,768)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 130,448 (1,669) — (1,669)
2.95% Annual 1-day ESTR Annual 06/12/23
(a)
03/13/25 EUR 2,530 11,671 — 11,671
2.84% Annual 1-day ESTR Annual 06/12/23
(a)
03/13/25 EUR 1,810 11,888 — 11,888
1-day SONIA At Termination 3.84% At Termination 03/18/24
(a)
03/18/25 GBP 1,710 (3,786) — (3,786)
3-mo. JIBAR Quarterly 7.20% Quarterly 03/20/24
(a)
03/20/25 ZAR 11,002 (2,365) — (2,365)
1-day SONIA At Termination 3.85% At Termination 03/25/24
(a)
03/25/25 GBP 3,500 (6,862) — (6,862)
1-day ESTR At Termination 2.84% At Termination 03/26/24
(a)
03/26/25 EUR 1,610 (2,723) 2,473 (5,196)
28-day MXIBTIIE Monthly 10.20% Monthly N/A 03/27/25 MXN 6,853 1,103 — 1,103
3-mo. JIBAR Quarterly 7.70% Quarterly 06/19/24
(a)
06/19/25 ZAR 12,430 1 (1) 2
4.45% Annual 3-mo. PRIBOR Quarterly 06/19/24
(a)
06/19/25 CZK 7,862 1,067 — 1,067
5.53% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/25 PLN 1,255 1,503 — 1,503
28-day MXIBTIIE Monthly 8.42% Monthly N/A 01/20/28 MXN 4,623 (1,867) — (1,867)
5.70% Annual 6-mo. WIBOR Semi-Annual 09/20/23
(a)
09/20/28 PLN 1,453 (5,418) — (5,418)
6-mo. EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 383 (6,410) — (6,410)
3.15% Annual 1-day SOFR Annual 02/14/28
(a)
02/14/33 USD 203 (1,250) — (1,250)
1-day ESTR Annual 2.69% Annual 02/15/28
(a)
02/15/33 EUR 181 116 — 116
3.46% Annual 1-day SOFR Annual N/A 02/15/33 USD 913 (18,948) — (18,948)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 153,382 (30,122) — (30,122)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 222,140 (46,490) — (46,490)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (14,214) — (14,214)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 76,691 (14,920) — (14,920)
3.49% Annual 1-day SOFR Annual N/A 02/17/33 USD 2,738 (65,186) — (65,186)
3.62% Annual 1-day SOFR Annual N/A 02/23/33 USD 1,826 (63,037) — (63,037)
3.28% Annual 1-day SOFR Annual 02/24/28
(a)
02/24/33 USD 202 (2,286) — (2,286)
1-day ESTR Annual 2.95% Annual 03/02/28
(a)
03/02/33 EUR 91 1,091 — 1,091
3.45% Annual 1-day SOFR Annual 03/02/28
(a)
03/02/33 USD 101 (1,842) — (1,842)
3.35% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 96 (1,364) — (1,364)
3.28% Annual 1-day SOFR Annual 03/03/28
(a)
03/03/33 USD 94 (1,065) — (1,065)
3.78% Annual 1-day SOFR Annual N/A 03/06/33 USD 2,738 (134,750) — (134,750)
1-day SOFR Annual 3.11% Annual N/A 03/14/33 USD 1,821 (14,247) 735 (14,982)
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 1,232 11,178 — 11,178
1-day SOFR Annual 3.31% Annual N/A 03/15/33 USD 1,506 13,331 — 13,331
1-day SOFR Annual 3.21% Annual N/A 03/17/33 USD 1,369 1,496 — 1,496
1-day SOFR Annual 3.22% Annual N/A 03/17/33 USD 1,369 1,845 — 1,845
3.35% Annual 1-day SOFR Annual N/A 03/20/33 USD 414 (5,310) — (5,310)
1-day ESTR Annual 2.74% Annual 03/22/28
(a)
03/22/33 EUR 89 251 — 251
3.13% Annual 1-day SOFR Annual 03/22/28
(a)
03/22/33 USD 98 (514) — (514)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 60 (81) 5 (86)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 122 236 (255) 491
2.37% Annual 1-day SOFR Annual 02/03/43
(a)
02/03/53 USD 83 (21) — (21)
2.37% Annual 1-day SOFR Annual 02/09/43
(a)
02/09/53 USD 78 (10) — (10)
2.47% Annual 1-day SOFR Annual 02/10/43
(a)
02/10/53 USD 102 (491) — (491)
2.41% Annual 1-day SOFR Annual 02/17/43
(a)
02/17/53 USD 102 (228) — (228)
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 26 30 (5) 35
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 53 (174) 138 (312)
$ (392,611) $ 3,090 $ (395,701)
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 120 $ (369) $ 1,046 $ (1,415)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 122 (376) 1,064 (1,440)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Barclays Bank plc 12/20/24 USD 120 $ (369) $ 1,046 $ (1,415)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 78 (240) 667 (907)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 170 (523) 1,454 (1,977)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 123 (379) 1,052 (1,431)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 141 8,099 10,231 (2,132)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 06/20/28 USD 144 8,249 10,421 (2,172)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 518 42,058 52,103 (10,045)
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 06/20/28 USD 381 3,417 7,293 (3,876)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 99 555 1,056 (501)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 17 34 (17)
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8 1,970 411 1,559
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 1 — (130) 130
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD -0- — (11) 11
$ – $ – $ –
$ 62,109 $ 87,737 $ (25,628)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 8 $ (1,971) $ (854) $ (1,117)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 120 (10,673) (4,604) (6,069)
CMBX.NA.10.A ....... 2.00 Monthly Deutsche Bank AG 11/17/59 A USD 60 (5,336) (2,341) (2,995)
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 10 (2,854) (765) (2,089)
CMBX.NA.14.BBB- .... 3.00 Monthly
Goldman Sachs
International 12/16/72 BBB- USD 90 (25,267) (15,128) (10,139)
$ (46,101) $ (23,692) $ (22,409)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.42% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 688,128 $ 43,850 $ — $ 43,850
1-day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 688,128 (42,929) — (42,929)
1-day
BZDIOVER At Termination 12.60% At Termination Bank of America NA 07/01/24 BRL 1,928 435 — 435
1-day
BZDIOVER At Termination 12.97% At Termination Citibank NA 07/01/24 BRL 1,112 1,079 — 1,079
1-day
BZDIOVER At Termination 12.97% At Termination
Goldman Sachs
International 07/01/24 BRL 672 645 — 645
1-day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 463 (1,613) — (1,613)
1-day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 648 (2,129) — (2,129)
1-day
BZDIOVER At Termination 12.85% At Termination Citibank NA 01/02/25 BRL 1,879 4,756 — 4,756
$ 4,094 $ — $ 4,094

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 5,949 $ 65,033 $ (56,128) $ 121,161
1-day SOFR ....... Quarterly
iBoxx USD Liquid
Investment Grade
Total Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/23 USD 5,950 89,782 (56,138) 145,920
$ 154,815 $ (112,266) $ 267,081
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Update BDFOnyX_RefernceIndex_Library 0.05%
1-day CLICP ......................................... Update BDFOnyX_RefernceIndex_Library 0.97
1-day ESTR ......................................... Update BDFOnyX_RefernceIndex_Library 993.30
1-day SOFR ......................................... Update BDFOnyX_RefernceIndex_Library 4.87
1-day SONIA ......................................... Update BDFOnyX_RefernceIndex_Library 4.18
1-day TONAR ........................................ Update BDFOnyX_RefernceIndex_Library (0.03)
28-day MXIBTIIE ...................................... Update BDFOnyX_RefernceIndex_Library 11.53
3-mo. BA ........................................... Update BDFOnyX_RefernceIndex_Library 5.06
3-mo. JIBAR ......................................... Update BDFOnyX_RefernceIndex_Library 7.96
3-mo. PRIBOR ....................................... Update BDFOnyX_RefernceIndex_Library 7.18
6-mo. EURIBOR ...................................... Update BDFOnyX_RefernceIndex_Library 3.49
6-mo. WIBOR ........................................ Update BDFOnyX_RefernceIndex_Library 6.85

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 33,084,243 $ — $ 33,084,243
Corporate Bonds
Aerospace & Defense .................................... — 12,095,223 — 12,095,223
Banks ............................................... — 12,294,773 — 12,294,773
Beverages ........................................... — 742,094 — 742,094
Biotechnology ......................................... — 4,810,207 — 4,810,207
Broadline Retail ........................................ — 1,442,653 — 1,442,653
Building Products ....................................... — 38,624 — 38,624
Capital Markets ........................................ — 18,766,832 — 18,766,832
Chemicals ............................................ — 618,923 — 618,923
Commercial Services & Supplies ............................. — 315,315 — 315,315
Communications Equipment ................................ — 2,395,381 — 2,395,381
Construction & Engineering ................................ — 190,875 — 190,875
Consumer Finance ...................................... — 3,309,550 — 3,309,550
Containers & Packaging .................................. — 560,111 — 560,111
Diversified REITs ....................................... — 5,291,944 — 5,291,944
Diversified Telecommunication Services ........................ — 5,960,671 — 5,960,671
Electric Utilities ........................................ — 23,855,716 — 23,855,716
Entertainment ......................................... — 280,683 — 280,683
Financial Services ...................................... — 2,573,681 750 2,574,431
Food Products ......................................... — 176,865 — 176,865
Gas Utilities ........................................... — 725,305 — 725,305
Ground Transportation ................................... — 4,482,615 — 4,482,615
Health Care Equipment & Supplies ........................... — 913,934 — 913,934
Health Care Providers & Services ............................ — 3,940,277 — 3,940,277
Hotels, Restaurants & Leisure .............................. — 25,863 — 25,863
Industrial REITs ........................................ — 680,707 — 680,707
Insurance ............................................ — 1,961,269 — 1,961,269
Interactive Media & Services ............................... — 152,195 — 152,195
Life Sciences Tools & Services .............................. — 773,526 — 773,526
Machinery ............................................ — 783,316 — 783,316
Media ............................................... — 4,344,708 — 4,344,708
Metals & Mining ........................................ — 1,293,263 — 1,293,263
Multi-Utilities .......................................... — 2,077,988 — 2,077,988
Oil, Gas & Consumable Fuels ............................... — 28,484,444 — 28,484,444
Paper & Forest Products .................................. — 73,350 — 73,350
Passenger Airlines ...................................... — 2,219,907 — 2,219,907
Personal Care Products .................................. — 124,331 — 124,331
Pharmaceuticals ....................................... — 1,283,441 — 1,283,441
Real Estate Management & Development ....................... — 266,500 — 266,500
Retail REITs .......................................... — 411,909 — 411,909
Semiconductors & Semiconductor Equipment .................... — 6,956,027 — 6,956,027
Software ............................................. — 5,847,805 — 5,847,805
Specialized REITs ...................................... — 4,358,289 — 4,358,289
Specialty Retail ........................................ — 1,014,269 — 1,014,269
Technology Hardware, Storage & Peripherals .................... — 1,619,638 — 1,619,638
Tobacco ............................................. — 3,388,088 — 3,388,088
Wireless Telecommunication Services ......................... — 1,545,960 — 1,545,960
Floating Rate Loan Interests
Broadline Retail ........................................ — 60,881 — 60,881
Building Products ....................................... — 34,919 — 34,919
Chemicals ............................................ — 330,562 — 330,562
Commercial Services & Supplies ............................. — 133,536 — 133,536
Consumer Finance ...................................... — — 1,575 1,575
Diversified Telecommunication Services ........................ — 261,905 — 261,905
Financial Services ...................................... — — 606,950 606,950
Food Products ......................................... — 173,479 — 173,479
Health Care Providers & Services ............................ — 44,482 146,132 190,614
Hotels, Restaurants & Leisure .............................. — 725,032 — 725,032
Household Durables ..................................... — 65,566 — 65,566
IT Services ........................................... — 149,378 — 149,378
Fair Value Hierarchy as of Period End (continued)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Media ............................................... $ — $ 222,371 $ — $ 222,371
Specialty Retail ........................................ — 125,840 — 125,840
Foreign Agency Obligations ................................. — 1,108,107 — 1,108,107
Foreign Government Obligations .............................. — 6,671,472 — 6,671,472
Municipal Bonds ......................................... — 4,298,727 — 4,298,727
Non-Agency Mortgage-Backed Securities ........................ — 10,055,933 1 10,055,934
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 393,009 — 393,009
U.S. Government Sponsored Agency Securities .................... — 345,866,621 — 345,866,621
U.S. Treasury Obligations ................................... — 218,091,695 — 218,091,695
Short-Term Securities
Foreign Government Obligations .............................. — 794,446 — 794,446
Money Market Funds ...................................... 44,891,014 — — 44,891,014
Options Purchased
Foreign currency exchange contracts ........................... — 113,820 — 113,820
Interest rate contracts ...................................... 17,522 2,256,641 — 2,274,163
Other contracts .......................................... — 24,000 — 24,000
Liabilities
Investments
TBA Sale Commitments .................................... — (112,163,542) — (112,163,542)
$ 44,908,536 $ 688,392,168 $ 755,408 $ 734,056,112
Investments Valued at NAV
(a)
..................................... 132,414,278
$ —
$ 866,470,390
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 1,700 $ — $ 1,700
Equity contracts ........................................... 2,465 — — 2,465
Foreign currency exchange contracts ............................ — 181,394 — 181,394
Interest rate contracts ....................................... 1,339,282 374,914 — 1,714,196
Liabilities
Credit contracts ........................................... — (52,795) — (52,795)
Foreign currency exchange contracts ............................ — (293,741) — (293,741)
Interest rate contracts ....................................... (793,717) (3,473,579) — (4,267,296)
$ 548,030 $ (3,262,107) $ — $ (2,714,077)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Total Return V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
COP Colombian Peso
CZK Czech Koruna
EUR Euro
GBP British Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
RUB New Russian Ruble
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
BA Canadian Bankers Acceptances
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JIBAR Johannesburg Interbank Average Rate
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
PIK Payment-In-Kind
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offered Rate